================================================================================


                             THE ALGER AMERICAN FUND

                                 ALGER AMERICAN
                                GROWTH PORTFOLIO

                                 ALGER AMERICAN
                         SMALL CAPITALIZATION PORTFOLIO

                                 ALGER AMERICAN
                           INCOME AND GROWTH PORTFOLIO

                                 ALGER AMERICAN
                               BALANCED PORTFOLIO

                                 ALGER AMERICAN
                             MIDCAP GROWTH PORTFOLIO

                                 ALGER AMERICAN
                           LEVERAGED ALLCAP PORTFOLIO





                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2002
                                   (UNAUDITED)

                                     [LOGO]


================================================================================

Dear Shareholders,                                                 JULY 31, 2002

The six months ended June 30, 2002, were a roller-coaster in the markets and the period ended on a downswing. The Dow opened on January 1, 2002 at 10,022 and closed on June 30, 2002 at 9,243, while the Nasdaq began at 1,950 and closed on June 30, 2002 at 1,463. By the end of the period, both indices were largely where they stood in 1998. The month of July brought lows not seen since 1997.

The first quarter of 2002 saw continued economic recovery as the Gross Domestic Product grew at a 6.1% rate, which included strong consumer spending as well as some assistance from new government spending. As a result, the recession proved to be less severe than initially feared. The recession was largely the result of a halt in business spending and the need for companies to eliminate excess inventories. Consumers, who make up two-thirds of America's $10 trillion economy, continued to spend during this period, and they took advantage of low-interest rates to purchase cars, refinance home mortgages and buy goods. Housing starts and home sales remained high and retail sales remained steady. In addition, productivity showed remarkable gains of 8.6%, in part due to increased efficiency brought about by the widespread integration of information technologies.

The second quarter saw a slowing of economic growth, with preliminary figures showing 1.1% growth during the period. With the end of the inventory correction, growth came from consumer spending; while corporate profits were not spectacular, they did rise quarter-over-quarter and more companies had earnings surprises on the upside. Manufacturing activity continued to expand and the housing market showed remarkable strength. While job growth was anemic, there has been comparatively strong employment coming out of this recession and consumer confidence remained stable. The major issues have been the very weak performance of the stock market and the steady stream of corporate accounting scandals that have severely eroded investor confidence in companies and their balance sheets.

Going forward, the economic outlook is positive, even though U.S. equities markets are mired in gloom. The overwhelming majority of economic data suggests that the recession is over and that the economy is growing at a rate of about 3% a year, which is less than the heady days of the late 1990s, but very healthy nonetheless. The equity markets and Wall Street in general however, have been marching to the beat of a different drum and focusing instead on the negatives, which include an unstable international situation, corporate scandals, and less spectacular earnings than in past years. While the Wall Street mentality and economic reality may diverge for a while, in the end the stock market is a reflection of the economy and what companies are doing. Many companies have become more efficient and more productive and the overall economy is healthy; sooner rather than later, the stock market will reflect that fact. At Alger, we remain committed to identifying those companies that continue to carve out new markets and that innovatively recreate their businesses so that they can grow rapidly. This is a challenging market, no doubt, but one that can reward those who identify and invest in the best growth companies.

                                    Respectfully submitted,



                                    /s/ Dan C. Chung
                                    ------------------------
                                    Dan C. Chung
                                    Chief Investment Officer

                                TABLE OF CONTENTS

Alger American Growth Portfolio:

     Schedule of Investments ................................................  3

     Financial Highlights ...................................................  5

Alger American Small Capitalization Portfolio:

     Schedule of Investments ................................................  6

     Financial Highlights ...................................................  9

Alger American Income and Growth Portfolio:

     Schedule of Investments ................................................ 10

     Financial Highlights ................................................... 12

Alger American Balanced Portfolio:

     Schedule of Investments ................................................ 13

     Financial Highlights ................................................... 16

Alger American MidCap Growth Portfolio:

     Schedule of Investments ................................................ 17

     Financial Highlights ................................................... 19

Alger American Leveraged AllCap Portfolio:

     Schedule of Investments ................................................ 20

     Financial Highlights ................................................... 22

Statements of Assets and Liabilities ........................................ 23

Statements of Operations .................................................... 24

Statements of Changes in Net Assets ......................................... 25

Notes to Financial Statements ............................................... 26

THE ALGER AMERICAN FUND
ALGER AMERICAN GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2002 (UNAUDITED)

================================================================================

   SHARES     COMMON STOCKS--98.4%                                       VALUE
   -------                                                               -----
              AEROSPACE & DEFENSE--4.8%
  259,015     General Dynamics Corporation ...................   $   27,546,245
  418,825     Lockheed Martin Corporation ....................       29,108,338
                                                                 --------------
                                                                     56,654,583
                                                                 --------------
              AIR TRANSPORT--1.1%
  232,600     FedEx Corp. ....................................       12,420,840
                                                                 --------------
              BANKS--3.6%
  179,405     Fifth Third Bancorp ............................       11,957,343
  597,675     Mellon Financial Corporation ...................       18,784,925
  235,800     Wells Fargo & Company ..........................       11,804,148
                                                                 --------------
                                                                     42,546,416
                                                                 --------------
              BEVERAGES--1.3%
  303,200     Anheuser-Busch Companies, Inc. .................       15,160,000
                                                                 --------------
              BIOTECHNOLOGY--1.6%
  333,100     IDEC Pharmaceuticals Corporation* ..............       11,808,395
  326,200     Immunex Corporation* ...........................        7,287,308
                                                                 --------------
                                                                     19,095,703
                                                                 --------------
              BUILDING & CONSTRUCTION--1.1%
  487,400     Masco Corporation ..............................       13,213,414
                                                                 --------------
              COMMERCIAL SERVICES & SUPPLIES--5.4%
  561,200     Cendant Corporation* ...........................        8,911,856
  871,605     Concord EFS, Inc.* .............................       26,270,175
  774,400     First Data Corporation .........................       28,807,680
                                                                 --------------
                                                                     63,989,711
                                                                 --------------
              COMPUTERS & PERIPHERALS--5.2%
1,250,100     Dell Computer Corporation* .....................       32,677,614
5,812,400     Sun Microsystems, Inc.* ........................       29,120,124
                                                                 --------------
                                                                     61,797,738
                                                                 --------------
              DIVERSIFIED FINANCIALS--4.7%
  314,842     Capital One Financial Corporation ..............       19,221,104
  300,350     Citigroup Inc. .................................       11,638,562
  143,850     Federal Home Loan Mortgage Corporation .........        8,803,620
  476,000     J.P. Morgan Chase & Co. ........................       16,145,920
                                                                 --------------
                                                                     55,809,206
                                                                 --------------
              DIVERSIFIED TELECOMMUNICATION SERVICES--1.9%
  294,450     BellSouth Corporation ..........................        9,275,175
  317,250     Verizon Communications Inc. ....................       12,737,588
                                                                 --------------
                                                                     22,012,763
                                                                 --------------
              ENERGY EQUIPMENT & SERVICES--.3%
   80,760     Nabors Industries Ltd.* ........................        2,850,828
                                                                 --------------

   SHARES                                                                VALUE
   ------                                                                -----
              FOOD & DRUG RETAILING--.6%
  193,850     Walgreen Co. ...................................   $    7,488,425
                                                                 --------------
              HEALTHCARE EQUIPMENT & SUPPLIES--4.9%
  767,200     Baxter International Inc. ......................       34,102,040
  562,300     Medtronic, Inc. ................................       24,094,555
                                                                 --------------
                                                                     58,196,595
                                                                 --------------
              HEALTHCARE PROVIDERS & SERVICES--7.4%
  487,775     HCA Inc. .......................................       23,169,312
  431,750     Tenet Healthcare Corporation* ..................       30,891,713
  358,625     UnitedHealth Group Incorporated ................       32,832,119
                                                                 --------------
                                                                     86,893,144
                                                                 --------------
              HOTELS, RESTAURANTS & LEISURE--1.5%
  646,000     Carnival Corporation Cl. A .....................       17,887,740
                                                                 --------------
              HOUSEHOLD PRODUCTS--2.6%
  348,965     Procter & Gamble Company (The) .................       31,162,575
                                                                 --------------
              INDUSTRIAL CONGLOMERATES--1.6%
  154,950     3M Co. .........................................       19,058,850
                                                                 --------------
              INSURANCE--5.2%
  452,581     Chubb Corporation (The) ........................       32,042,735
  349,845     XL Capital Ltd. Cl. A ..........................       29,631,871
                                                                 --------------
                                                                     61,674,606
                                                                 --------------
              INTERNET & CATALOG RETAIL--4.0%
  770,425     eBay Inc.* .....................................       47,473,589
                                                                 --------------
              MEDIA--1.7%
  455,635     Viacom Inc. Cl. B* .............................       20,216,525
                                                                 --------------
              MULTILINE RETAIL--6.2%
  167,550     Sears, Roebuck and Co. .........................        9,097,965
  785,140     Target Corporation .............................       29,913,834
  628,225     Wal-Mart Stores, Inc. ..........................       34,558,657
                                                                 --------------
                                                                     73,570,456
                                                                 --------------
              MULTI-UTILITIES UNREGULATED POWER--.7%
  272,900     Duke Energy Corporation ........................        8,487,190
                                                                 --------------
              OIL & GAS--2.7%
  168,135     Anadarko Petroleum Corporation .................        8,289,056
  259,595     ChevronTexaco Corporation ......................       22,974,157
                                                                 --------------
                                                                     31,263,213
                                                                 --------------
              PERSONAL PRODUCTS--1.6%
  355,750     Avon Products, Inc. ............................       18,584,380
                                                                 --------------

THE ALGER AMERICAN FUND
ALGER AMERICAN GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2002 (UNAUDITED) (CONT'D)

================================================================================

   SHARES     COMMON STOCKS--(CONT'D)                                    VALUE
   ------                                                                -----

              PHARMACEUTICALS--10.1%
  602,850     Johnson & Johnson ..............................   $   31,504,941
1,022,700     Pfizer Inc. ....................................       35,794,500
  628,205     Pharmacia Corporation ..........................       23,526,277
  563,275     Wyeth ..........................................       28,839,680
                                                                 --------------
                                                                    119,665,398
                                                                 --------------
              SEMICONDUCTORS--6.4%
1,236,950     Applied Materials, Inc.* .......................       23,526,789
  820,875     Intel Corporation ..............................       14,997,386
  285,225     Maxim Integrated Products, Inc.* ...............       10,932,674
2,049,383     Taiwan Semiconductor Manufacturing
              Company Ltd.* ..................................       26,641,973
                                                                 --------------
                                                                     76,098,822
                                                                 --------------

              SOFTWARE--6.4%
  716,100     Microsoft Corporation* .........................       39,170,670
1,807,525     Siebel Systems, Inc.* ..........................       25,703,005
  530,000     VERITAS Software Corporation* ..................       10,488,700
                                                                 --------------
                                                                     75,362,375
                                                                 --------------

              SPECIALTY RETAIL--3.8%
  161,950     Home Depot, Inc. ...............................        5,948,424
  726,625     Lowe's Companies, Inc. .........................       32,988,775
  290,900     TJX Companies, Inc. (The) ......................        5,704,549
                                                                 --------------
                                                                      44,641,748
                                                                 --------------

              TOTAL COMMON STOCKS
                (COST $1,267,040,222) ........................    1,163,276,833
                                                                 --------------

  PRINCIPAL
   AMOUNT     SHORT-TERM INVESTMENTS--.2%                                VALUE
   ------                                                                -----
              U.S. GOVERNMENT & AGENCY OBLIGATIONS--.2%
$2,100,000    Federal Home Loan Banks,
                1.87%, 7/1/02
                (COST $2,100,000) ............................      $ 2,100,000
                                                                 --------------
              SECURITIES HELD UNDER
                REPURCHASE AGREEMENTS
              Securities Held Under Repurchase
                Agreements, 1.92%, 7/1/02, with
                Bear, Stearns & Co. Inc., dtd 6/28/02,
                repurchase price $232,115; collateralized
                by $955,000 U.S. Treasury Bond Strips,
                due 2/15/26 ..................................          232,078
                                                                 --------------
              TOTAL SHORT-TERM INVESTMENTS
                (COST $2,332,078) ............................        2,332,078
                                                                 --------------
TOTAL INVESTMENTS
(COST $1,269,372,300)(a) .........................     98.6%       1,165,608,911
Other Assets in Excess of Liabilities ............      1.4           17,112,200
                                                      -----       --------------
NET ASSETS .......................................    100.0%      $1,182,721,111
                                                      =====       ==============

----------

  * Non-income producing security.

(a) At June 30, 2002, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $1,269,372,300, amounted to $103,763,389 which consisted of aggregate gross unrealized appreciation of $42,010,771 and aggregate gross unrealized depreciation of $145,774,160.


                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
================================================================================

                                                                            CLASS O                                     CLASS S(ii)
                                    --------------------------------------------------------------------------------   -------------
                                     SIX MONTHS                                                                         TWO MONTHS
                                         ENDED                             YEAR ENDED DECEMBER 31,                         ENDED
                                      JUNE 30,    ------------------------------------------------------------------      JUNE 30,
                                      2002(i)        2001          2000          1999          1998          1997         2002(i)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period               $    36.77    $    47.27    $    64.38    $    53.22    $    42.76    $    34.33    $    33.28
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)             (0.01)         0.01          0.10         (0.03)         0.09          0.13         (0.01)
Net realized and unrealized gain
  (loss) on investments                  (6.75)        (4.88)        (8.75)        16.66         18.32          8.66         (3.27)
------------------------------------------------------------------------------------------------------------------------------------
    Total from investment
      operations                         (6.76)        (4.87)        (8.65)        16.63         18.41          8.79         (3.28)
------------------------------------------------------------------------------------------------------------------------------------
Dividends from net
  investment income                      (0.01)        (0.10)           --         (0.08)        (0.13)        (0.13)           --
Distributions from net
  realized gains                            --         (5.53)        (8.46)        (5.39)        (7.82)        (0.23)           --
------------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                  (0.01)        (5.63)        (8.46)        (5.47)        (7.95)        (0.36)           --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period      $    30.00    $    36.77    $    47.27    $    64.38    $    53.22    $    42.76    $    30.00
====================================================================================================================================
Total Return                            (18.38%)      (11.81%)      (14.77%)       33.74%        48.07%        25.75%        (9.86%)
====================================================================================================================================
Ratios and Supplemental Data:
  Net assets, end of period
    (000's omitted)                 $1,182,712    $1,540,327    $1,809,937    $3,387,526    $1,905,719    $1,072,529    $        9
====================================================================================================================================
  Ratio of expenses to
    average net assets                    0.80%         0.81%         0.79%         0.79%         0.79%         0.79%         1.03%
====================================================================================================================================
  Ratio of net investment
    income (loss) to
    average net assets                   (0.06%)        0.03%         0.12%        (0.03%)        0.25%         0.27%        (0.15%)
====================================================================================================================================
  Portfolio Turnover Rate               101.56%        87.79%       108.27%       135.13%       127.38%       129.50%       101.56%
====================================================================================================================================

(i)  Unaudited.  Ratios  have  been  annualized;   total  return  has  not  been
     annualized.

(ii) Initially offered May 1, 2002.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2002 (UNAUDITED)

================================================================================

   SHARES     COMMON STOCKS--94.7%                                       VALUE
   ------                                                                -----
              AEROSPACE & DEFENSE--1.0%
  160,300     EDO Corporation ................................   $    4,568,550
                                                                 --------------
              AIRLINES--.5%
  171,000     ExpressJet Holdings, Inc.* .....................        2,231,550
                                                                 --------------
              BANKS--4.5%
   86,620     City National Corporation ......................        4,655,825
   80,800     IndyMac Bancorp, Inc.* .........................        1,832,544
  108,600     Investors Financial Services Corp. .............        3,642,444
  149,125     UCBH Holdings, Inc. ............................        5,668,241
  118,950     Webster Financial Corporation ..................        4,548,648
                                                                 --------------
                                                                     20,347,702
                                                                 --------------
              BEVERAGES--1.7%
  234,000     Constellation Brands, Inc. Cl. A* ..............        7,488,000
                                                                 --------------
              BIOTECHNOLOGY--3.2%
   64,475     Alkermes, Inc. * ...............................        1,032,245
   50,020     ArQule Inc.* ...................................          337,635
  207,250     Charles River Laboratories International, Inc.*         7,264,112
  167,750     Exelixis, Inc.* ................................        1,263,157
   51,450     Kos Pharmaceuticals, Inc.* .....................        1,047,008
   79,400     Neurocrine Biosciences, Inc.* ..................        2,274,810
   45,580     OSI Pharmaceuticals, Inc.* .....................        1,094,832
                                                                 --------------
                                                                     14,313,799
                                                                 --------------
              CHEMICALS--1.3%
  467,200     Crompton Corporation ...........................        5,956,800
                                                                 --------------
              COMMERCIAL SERVICES & SUPPLIES--6.9%
  190,340     BISYS Group, Inc. (The)* .......................        6,338,322
   73,300     Career Education Corporation* ..................        3,298,500
  147,950     ChoicePoint Inc.* ..............................        6,727,286
  222,700     Corinthian Colleges, Inc.* .....................        7,547,302
   75,450     Corporate Executive Board Company (The)* .......        2,584,163
  113,050     Education Management Corporation* ..............        4,604,527
                                                                 --------------
                                                                     31,100,100
                                                                 --------------
              COMMUNICATION EQUIPMENT--1.1%
  305,150     Adaptec, Inc.* .................................        2,407,634
  138,700     Advanced Fibre Communications, Inc.* ...........        2,294,097
                                                                 --------------
                                                                      4,701,731
                                                                 --------------
              COMPUTERS & PERIPHERALS--.7%
  212,650     Synaptics Incorporated* ........................        1,603,381
  483,500     Western Digital Corporation* ...................        1,571,375
                                                                 --------------
                                                                      3,174,756
                                                                 --------------

   SHARES                                                              VALUE
   ------                                                              -----
              DIVERSIFIED FINANCIALS--3.5%
   95,690     Affiliated Managers Group, Inc.* ...............   $    5,884,935
  122,200     Doral Financial Corp. ..........................        4,080,258
   59,220     Federal Agricultural Mortgage Corporation Cl. C*        1,581,174
  173,260     LaBranche & Co Inc.* ...........................        3,967,654
                                                                 --------------
                                                                     15,514,021
                                                                 --------------
              ELECTRIC EQUIPMENT--.8%
   93,925     AMETEK, Inc. ...................................        3,498,706
                                                                 --------------
              ELECTRONIC EQUIPMENT & INSTRUMENTS--2.6%
  162,170     Benchmark Electronics, Inc.* ...................        4,702,930
  359,550     Kopin Corporation* .............................        2,373,030
  191,650     Technitrol, Inc. ...............................        4,465,445
                                                                 --------------
                                                                     11,541,405
                                                                 --------------
              ENERGY EQUIPMENT & SERVICES--2.6%
  125,500     Cooper Cameron Corporation* ....................        6,076,710
   83,650     Smith International, Inc.* .....................        5,704,094
                                                                 --------------
                                                                     11,780,804
                                                                 --------------
              FOOD & DRUG RETAILING--1.4%
  183,350     Duane Reade Inc.* ..............................        6,243,067
                                                                 --------------
              FOOD PRODUCTS--1.2%
  108,800     American Italian Pasta Company Cl. A* ..........        5,547,712
                                                                 --------------
              HEALTHCARE ADMINISTRATIVE SERVICES--.3%
   57,000     Hewitt Associates, Inc. Cl. A* .................        1,328,100
                                                                 --------------
              HEALTHCARE EQUIPMENT & SUPPLIES--2.8%
   15,390     ArthroCare Corporation* ........................          197,915
   47,250     Cerus Corporation* .............................        1,600,830
  126,700     Endocare, Inc.* ................................        1,673,707
   31,550     Haemonetics Corporation* .......................          921,260
   10,810     Integra LifeSciences Holdings* .................          235,117
  102,900     Respironics, Inc.* .............................        3,503,745
  228,530     STERIS Corporation* ............................        4,367,208
                                                                 --------------
                                                                     12,499,782
                                                                 --------------
              HEALTHCARE PROVIDERS & SERVICES--8.5%
  125,450     Accredo Health, Incorporated* ..................        5,788,263
   63,200     AMN Healthcare Services, Inc.* .................        2,212,632
  399,050     Covance Inc.* ..................................        7,482,188
  132,300     Cross Country, Inc.* ...........................        5,000,940
  131,900     LifePoint Hospitals, Inc.* .....................        4,789,289
  115,375     MID Atlantic Medical Services, Inc.* ...........        3,617,006
   74,700     Triad Hospitals, Inc.* .........................        3,165,786
  229,200     Unilab Corporation* ............................        6,277,788
                                                                 --------------
                                                                     38,333,892
                                                                 --------------

THE ALGER AMERICAN FUND
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2002 (UNAUDITED) (CONT'D)

================================================================================

   SHARES     COMMON STOCKS--(CONT'D)                                   VALUE
   ------                                                               -----
              HOTELS, RESTAURANTS & LEISURE--4.5%
  154,600     AFC Enterprises, Inc.* .........................   $    4,831,250
  181,750     Alliance Gaming Corporation* ...................        2,220,985
  223,275     Applebee's International, Inc. .................        5,124,161
  125,700     Panera Bread Company Cl. A* ....................        4,332,879
  205,310     Station Casinos, Inc.* .........................        3,664,784
                                                                 --------------
                                                                     20,174,059
                                                                 --------------
              HOUSEHOLD DURABLES--1.8%
  247,090     Interface, Inc. Cl. A ..........................        1,986,604
   36,662     Mohawk Industries, Inc.* .......................        2,255,812
  138,110     Yankee Candle Company, Inc. (The)* .............        3,741,400
                                                                 --------------
                                                                      7,983,816
                                                                 --------------
              INFORMATION TECHNOLOGY
                CONSULTING & SERVICES--.9%
  179,700     Veridian Corporation* ..........................        4,079,190
                                                                 --------------
              INSURANCE--3.8%
   98,500     Arch Capital Group Ltd.* .......................        2,772,775
  189,550     HCC Insurance Holdings, Inc. ...................        4,994,643
  166,365     RenaissanceRe Holdings Ltd. ....................        6,088,959
   58,540     W. R. Berkley Corporation ......................        3,219,700
                                                                 --------------
                                                                     17,076,077
                                                                 --------------
              INTERNET SOFTWARE & SERVICES--.6%
  203,650     FreeMarkets Inc.* ..............................        2,877,575
                                                                 --------------
              IT CONSULTING & SERVICES--.8%
  111,100     Manhattan Associates, Inc.* ....................        3,572,976
                                                                 --------------
              LEISURE EQUIPMENT & PRODUCTS--1.1%
  158,300     Action Performance Companies, Inc.* ............        5,002,280
                                                                 --------------
              MACHINERY--3.3%
   87,150     Actuant Corporation Cl. A* .....................        3,594,938
  186,550     Flowserve Corporation* .........................        5,559,190
  116,050     Pentair, Inc. ..................................        5,579,684
                                                                 --------------
                                                                     14,733,812
                                                                 --------------
              MEDIA--1.7%
  217,850     Cumulus Media Inc., Cl. A * ....................        3,001,973
   46,700     Entercom Communications Corp. ..................        2,143,530
  174,050     Radio One, Inc. Cl. A* .........................        2,588,124
                                                                 --------------
                                                                      7,733,627
                                                                 --------------
              MEDICAL DEVICES--1.4%
   78,400     CTI Molecular Imaging, Inc.* ...................        1,798,496
  225,360     Wright Medical Group, Inc.* ....................        4,543,258
                                                                 --------------
                                                                      6,341,754
                                                                 --------------

   SHARES                                                              VALUE
   ------                                                              -----
              OIL & GAS--2.6%
  126,250     Noble Energy, Inc. .............................   $    4,551,312
   72,700     Pogo Producing Company .........................        2,371,474
  131,580     Spinnaker Exploration Company* .................        4,739,512
                                                                 --------------
                                                                     11,662,298
                                                                 --------------
              PHARMACEUTICALS--2.1%
   60,400     Angiotech Pharmaceuticals, Inc.* ...............        2,228,156
   32,150     Barr Laboratories, Inc.* .......................        2,042,490
  157,200     Ligand Pharmaceuticals Incorporated Cl. B* .....        2,279,400
  183,150     NPS Pharmaceuticals, Inc.* .....................        2,805,858
                                                                 --------------
                                                                      9,355,904
                                                                 --------------
              RAILROADS--.9%
  141,000     J.B. Hunt Transport Services, Inc.* ............        4,162,320
                                                                 --------------
              ROAD RAIL--.6%
  117,000     Swift Transportation Co. Inc.* .................        2,726,100
                                                                 --------------
              SEMICONDUCTORS--6.9%
   24,494     California Micro Devices Corporation* ..........          124,430
  232,300     Cirrus Logic, Inc.* ............................        1,739,926
   63,250     Cymer, Inc.* ...................................        2,216,280
  156,350     Fairchild Semiconductor Corporation* ...........        3,799,305
  204,900     Integrated Circuit Systems, Inc.* ..............        4,136,931
  120,700     International Rectifier Corporation* ...........        3,518,405
  282,800     Microtune, Inc.* ...............................        2,519,748
  185,900     Power Integrations, Inc.* ......................        3,327,424
  109,800     Semtech Corporation* ...........................        2,931,660
   62,200     Varian Semiconductor Equipment Associates, Inc.*        2,110,446
  190,125     Zoran Corporation* .............................        4,355,764
                                                                 --------------
                                                                     30,780,319
                                                                 --------------
              SOFTWARE--7.0%
   93,400     Activision, Inc.* ..............................        2,714,203
  400,900     Borland Software Corporation* ..................        4,129,270
  191,250     Documentum, Inc.* ..............................        2,295,000
  325,750     Eclipsys Corporation* ..........................        2,136,594
  266,550     Fair, Isaac and Company, Incorporated ..........        8,761,499
  158,400     J. D. Edwards & Company* .......................        1,924,560
  118,400     NetIQ Corporation* .............................        2,679,392
   80,650     Synopsys, Inc.* ................................        4,420,427
   78,825     THQ Inc.* ......................................        2,350,562
                                                                 --------------
                                                                     31,411,507
                                                                 --------------

THE ALGER AMERICAN FUND
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2002 (UNAUDITED) (CONT'D)

================================================================================

   SHARES     COMMON STOCKS--(CONT'D)                                  VALUE
   ------                                                              -----

              SPECIALTY RETAIL--8.1%
   76,090     Advance Auto Parts, Inc.* ......................   $    4,147,665
  170,812     AnnTaylor Stores Corporation* ..................        4,336,917
  139,470     Charlotte Russe Holding Inc.* ..................        3,114,365
  124,725     Chico's FAS, Inc.* .............................        4,530,012
   87,400     Christopher & Banks Corporation* ...............        3,697,020
   76,100     Copart, Inc.* ..................................        1,235,103
   89,950     Electronics Boutique Holdings Corp.* ...........        2,635,535
  188,000     Hollywood Entertainment Corporation* ...........        3,887,840
  124,500     Michaels Stores, Inc.* .........................        4,855,500
   63,880     Rent-A-Center, Inc.* ...........................        3,705,679
                                                                 --------------
                                                                     36,145,636
                                                                 --------------
              TEXTILES APPAREL & LUXURY GOODS--1.1%
   93,345     Coach, Inc.* ...................................        5,124,641
                                                                 --------------
              TRANSPORTATION SERVICES--.9%
  224,310     Pacer International, Inc.* .....................        3,867,104
                                                                 --------------
              TOTAL COMMON STOCKS
                (COST $425,224,238) ..........................      424,981,472
                                                                 --------------

  PRINCIPAL
   AMOUNT     SHORT-TERM INVESTMENTS--10.9%                            VALUE
  --------                                                             -----

              U.S. GOVERNMENT &
                AGENCY OBLIGATIONS--10.8%
$48,600,000   Federal Home Loan Banks,
                1.87%, 7/1/02
                (COST $48,600,000) ...........................   $   48,600,000
                                                                 --------------

              SECURITIES HELD UNDER
                REPURCHASE AGREEMENTS--.1%
              Securities Held Under Repurchase
                Agreements, 1.92%, 7/1/02, with
                Bear, Stearns & Co. Inc., dtd 6/28/02,
                repurchase price $289,423; collateralized
                by $1,190,000 U.S. Treasury Bond Strips,
                due 2/15/26 ..................................          289,377
                                                                 --------------

              TOTAL SHORT-TERM INVESTMENTS
                (COST $48,889,377) ...........................       48,889,377
                                                                 --------------
TOTAL INVESTMENTS
  (COST $474,113,615)(a) .........................    105.6%        473,870,849
Liabilities in Excess of Other Assets ............     (5.6)        (25,075,185)
                                                      -----      --------------
NET ASSETS .......................................    100.0%     $  448,795,664
                                                      =====      ==============

----------

  * Non-income producing security.

(a) At June 30, 2002, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $474,113,615, amounted to $242,766 which consisted of aggregate gross unrealized appreciation of $45,937,060 and aggregate gross unrealized depreciation of $46,179,826.


                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
================================================================================

                                                                                                                         CLASS S
                                                                          CLASS O                                         (iii)
                                  ------------------------------------------------------------------------------------  ----------
                                   SIX MONTHS                                                                           TWO MONTHS
                                       ENDED                             YEAR ENDED DECEMBER 31,                           ENDED
                                    JUNE 30,    ------------------------------------------------------------------        JUNE 30,
                                    2002(i)       2001         2000            1999            1998         1997          2002(i)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period             $   16.55    $   23.49    $   55.15       $   43.97       $   43.75    $   40.91       $   16.02
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)          (0.05)       (0.03)        0.01(ii)       (0.12)(ii)      (0.02)       (0.05)(ii)      (0.02)
Net realized and unrealized gain
  (loss) on investments               (2.31)       (6.90)      (12.80)          16.98            6.30         4.45           (1.81)
------------------------------------------------------------------------------------------------------------------------------------
      Total from investment
        operations                    (2.36)       (6.93)      (12.79)          16.86            6.28         4.40           (1.83)
------------------------------------------------------------------------------------------------------------------------------------
Dividends from net
  investment income                      --        (0.01)          --              --              --           --              --
Distributions from net
  realized gains                         --           --       (18.87)          (5.68)          (6.06)       (1.56)             --
------------------------------------------------------------------------------------------------------------------------------------
      Total Distributions                --        (0.01)      (18.87)          (5.68)          (6.06)       (1.56)             --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period    $   14.19    $   16.55    $   23.49       $   55.15       $   43.97    $   43.75       $   14.19
====================================================================================================================================
Total Return                         (14.26%)     (29.51%)     (27.20%)         43.42%          15.53%       11.39%         (11.42%)
====================================================================================================================================
Ratios and Supplemental Data:
  Net assets, end of period
    (000's omitted)               $ 448,787    $ 517,364    $ 700,370       $ 674,864       $1,216,584   $ 997,586       $       9
====================================================================================================================================
  Ratio of expenses to average
    net assets                         0.92%        0.92%        0.90%           0.90%           0.89%        0.89%           1.15%
====================================================================================================================================
  Ratio of net investment
    income (loss) to
    average net assets                (0.71%)      (0.27%)       0.03%          (0.28%)         (0.20%)      (0.12%)         (0.89%)
====================================================================================================================================
  Portfolio Turnover Rate             66.72%      181.80%      217.69%         182.25%         142.90%      104.43%          66.72%
====================================================================================================================================

(i) Unaudited. Ratios have been annualized; total return has not been annualized.

(ii)  Amount was computed based on average shares outstanding during the period.

(iii) Initially offered May 1, 2002.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2002 (UNAUDITED)

================================================================================

   SHARES     COMMON STOCKS--100.1%                                   VALUE
   ------                                                             -----
              AEROSPACE & DEFENSE--4.8%
   25,420     General Dynamics Corporation ...................   $    2,703,417
   41,750     Lockheed Martin Corporation ....................        2,901,625
                                                                 --------------
                                                                      5,605,042
                                                                 --------------
              AIR TRANSPORT--1.1%
   23,800     FedEx Corp. ....................................        1,270,920
                                                                 --------------
              BANKS--6.9%
   17,975     Fifth Third Bancorp ............................        1,198,034
   65,800     Mellon Financial Corporation ...................        2,068,094
   61,150     UCBH Holdings, Inc. ............................        2,324,312
   48,700     Wells Fargo & Company ..........................        2,437,921
                                                                 --------------
                                                                      8,028,361
                                                                 --------------
              BEVERAGES--1.4%
   32,225     Anheuser-Busch Companies, Inc. .................        1,611,250
                                                                 --------------
              BIOTECHNOLOGY--1.0%
   33,400     IDEC Pharmaceuticals Corporation* ..............        1,184,030
                                                                 --------------
              BUILDING & CONSTRUCTION--1.0%
   49,450     Masco Corporation ..............................        1,340,590
                                                                 --------------
              COMMERCIAL SERVICES & SUPPLIES--3.7%
   48,790     Concord EFS, Inc.* .............................        1,470,531
   77,850     First Data Corporation .........................        2,896,020
                                                                 --------------
                                                                      4,366,551
                                                                 --------------
              COMPUTERS & PERIPHERALS--4.9%
  125,600     Dell Computer Corporation* .....................        3,283,184
  489,100     Sun Microsystems, Inc.* ........................        2,450,391
                                                                 --------------
                                                                      5,733,575
                                                                 --------------
              DIVERSIFIED FINANCIALS--6.2%
   31,340     Capital One Financial Corporation ..............        1,913,307
   45,000     Citigroup Inc. .................................        1,743,750
   37,175     Federal Home Loan Mortgage Corporation .........        2,275,110
   37,075     J.P. Morgan Chase & Co. ........................        1,257,584
                                                                 --------------
                                                                      7,189,751
                                                                 --------------
              DIVERSIFIED TELECOMMUNICATION SERVICES--4.8%
   56,425     BellSouth Corporation ..........................        1,777,388
   94,600     Verizon Communications Inc. ....................        3,798,190
                                                                 --------------
                                                                      5,575,578
                                                                 --------------
              FOOD & DRUG RETAILING--1.1%
   33,150     Walgreen Co. ...................................        1,280,585
                                                                 --------------
              HEALTHCARE EQUIPMENT & SUPPLIES--4.5%
   54,950     Baxter International Inc. ......................        2,442,528
   64,950     Medtronic, Inc. ................................        2,783,107
                                                                 --------------
                                                                      5,225,635
                                                                 --------------

   SHARES                                                             VALUE
   ------                                                             -----
              HEALTHCARE PROVIDERS & SERVICES--5.1%
   57,100     HCA Inc. .......................................   $    2,712,250
   35,715     UnitedHealth Group Incorporated ................        3,269,708
                                                                 --------------
                                                                      5,981,958
                                                                 --------------
              HOTELS, RESTAURANTS & LEISURE--1.4%
   60,850     Carnival Corporation Cl. A .....................        1,684,937
                                                                 --------------
              HOUSEHOLD PRODUCTS--2.6%
   33,975     Procter & Gamble Company (The) .................        3,033,968
                                                                 --------------
              INDUSTRIAL CONGLOMERATES--1.6%
   15,450     3M Co. .........................................        1,900,350
                                                                 --------------
              INSURANCE--5.4%
   45,480     Chubb Corporation (The) ........................        3,219,984
   36,350     XL Capital Ltd. Cl. A ..........................        3,078,845
                                                                 --------------
                                                                      6,298,829
                                                                 --------------
              INTERNET & CATALOG RETAIL--1.9%
   36,650     eBay Inc.* .....................................        2,258,372
                                                                 --------------
              MEDIA--2.0%
   52,225     Viacom Inc. Cl. B* .............................        2,317,223
                                                                 --------------
              MULTILINE RETAIL--6.5%
   33,900     Sears, Roebuck and Co. .........................        1,840,770
   64,660     Target Corporation .............................        2,463,546
   59,325     Wal-Mart Stores, Inc. ..........................        3,263,468
                                                                 --------------
                                                                      7,567,784
                                                                 --------------
              OIL & GAS--3.3%
   25,215     Anadarko Petroleum Corporation .................        1,243,100
   29,050     ChevronTexaco Corporation ......................        2,570,925
                                                                 --------------
                                                                      3,814,025
                                                                 --------------
              PERSONAL PRODUCTS--1.0%
   22,700     Avon Products, Inc. ............................        1,185,847
                                                                 --------------
              PHARMACEUTICALS--9.6%
   14,200     Abbott Laboratories ............................          534,630
   60,450     Johnson & Johnson ..............................        3,159,117
   72,237     Pfizer Inc. ....................................        2,528,295
   62,700     Pharmacia Corporation ..........................        2,348,115
   52,710     Wyeth ..........................................        2,698,752
                                                                 --------------
                                                                     11,268,909
                                                                 --------------

THE ALGER AMERICAN FUND
ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2002 (UNAUDITED) (CONT'D)

================================================================================

   SHARES     COMMON STOCKS--(CONT'D)                                 VALUE
   ------                                                             -----

              SEMICONDUCTORS--6.5%
  149,550     Applied Materials, Inc.* .......................   $    2,844,441
   82,425     Intel Corporation ..............................        1,505,905
   28,675     Maxim Integrated Products, Inc.* ...............        1,099,113
  163,213     Taiwan Semiconductor Manufacturing
                Company Ltd.* ................................       2,121,762
                                                                 --------------
                                                                      7,571,221
                                                                 --------------
              SOFTWARE--5.4%
   75,925     Microsoft Corporation* .........................        4,153,097
  149,075     Siebel Systems, Inc.* ..........................        2,119,847
                                                                 --------------
                                                                      6,272,944
                                                                 --------------
              SPECIALTY RETAIL--4.6%
   16,250     Home Depot, Inc. ...............................          596,862
   71,825     Lowe's Companies, Inc. .........................        3,260,855
   75,870     TJX Companies, Inc. (The) ......................        1,487,811
                                                                 --------------
                                                                      5,345,528
                                                                 --------------

   SHARES                                                             VALUE
   ------                                                             -----
              TOBACCO--1.8%
   47,700     Philip Morris Companies Inc. ...................   $    2,083,536
                                                                 --------------
TOTAL INVESTMENTS
   (COST $126,883,789)(a) ........................    100.1%        116,997,299
Liabilities in Excess of Other Assets ............     (0.1)            (82,025)
                                                      -----      --------------
NET ASSETS .......................................    100.0%     $  116,915,274
                                                      =====      ==============

----------
  * Non-income producing security.

(a) At June 30, 2002, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $126,883,789, amounted to $9,886,490 which consisted of aggregate gross unrealized appreciation of $3,061,063 and aggregate gross unrealized depreciation of $12,947,553.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

================================================================================

                                                                          CLASS O                                     CLASS S(ii)
                                  --------------------------------------------------------------------------------    ----------
                                   SIX MONTHS                                                                         TWO MONTHS
                                      ENDED                        YEAR ENDED DECEMBER 31,                               ENDED
                                    JUNE 30,    ------------------------------------------------------------------      JUNE 30,
                                    2002(i)        2001          2000          1999          1998          1997          2002(i)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period              $   10.57     $   13.26     $   17.58     $   13.12     $   10.99     $    8.42     $    9.58
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                   0.01          0.05          0.05          0.00          0.03          0.03          0.00
Net realized and unrealized
  gain (loss) on investments           (1.88)        (1.86)        (0.44)         5.26          3.30          2.94         (0.90)
------------------------------------------------------------------------------------------------------------------------------------
    Total from investment
      operations                       (1.87)        (1.81)        (0.39)         5.26          3.33          2.97         (0.90)
------------------------------------------------------------------------------------------------------------------------------------
Dividends from net
  investment income                    (0.06)        (0.05)        (0.01)        (0.03)        (0.04)        (0.04)           --
------------------------------------------------------------------------------------------------------------------------------------
Distributions from net
  realized gains                          --         (0.83)        (3.92)        (0.77)        (1.16)        (0.36)           --
------------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                (0.06)        (0.88)        (3.93)        (0.80)        (1.20)        (0.40)           --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period     $    8.64     $   10.57     $   13.26     $   17.58     $   13.12     $   10.99     $    8.68
====================================================================================================================================
Total Return                          (17.78%)      (14.32%)       (1.27%)       42.45%        32.39%        36.29%        (9.39%)
====================================================================================================================================
Ratios and Supplemental Data:
  Net assets, end of period
  (000's omitted)                  $ 116,906     $ 144,006     $ 150,783     $  91,250     $  77,926     $  47,399     $       9
====================================================================================================================================
  Ratio of expenses to
    average net assets                  0.73%         0.72%         0.70%         0.70%         0.70%         0.74%         0.98%
====================================================================================================================================
  Ratio of net investment income
    to average net assets               0.16%         0.52%         0.43%         0.03%         0.31%         0.56%         0.11%
====================================================================================================================================
  Portfolio Turnover Rate             119.92%       110.04%       142.43%       193.23%       131.67%       150.09%       119.92%
====================================================================================================================================

(i) Unaudited. Ratios have been annualized; total return has not been annualized.

(ii)  Initially offered May 1, 2002.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2002 (UNAUDITED)

================================================================================

     SHARES   COMMON STOCKS--44.7%                                    VALUE
     ------                                                           -----
              AEROSPACE & DEFENSE--2.1%
   25,095     General Dynamics Corporation ...................   $    2,668,853
   40,600     Lockheed Martin Corporation ....................        2,821,700
                                                                 --------------
                                                                      5,490,553
                                                                 --------------
              AIR TRANSPORT--.5%
   24,025     FedEx Corp. ....................................        1,282,935
                                                                 --------------
              BANKS--1.7%
   18,575     Fifth Third Bancorp ............................        1,238,024
   66,900     Mellon Financial Corporation ...................        2,102,667
   24,250     Wells Fargo & Company ..........................        1,213,955
                                                                 --------------
                                                                      4,554,646
                                                                 --------------
              BEVERAGES--.6%
   31,300     Anheuser-Busch Companies, Inc. .................        1,565,000
                                                                 --------------
              BIOTECHNOLOGY--.8%
   34,390     IDEC Pharmaceuticals Corporation* ..............        1,219,125
   36,900     Immunex Corporation* ...........................          824,346
                                                                 --------------
                                                                      2,043,471
                                                                 --------------
              BUILDING & CONSTRUCTION--.5%
   47,640     Masco Corporation ..............................        1,291,520
                                                                 --------------
              COMMERCIAL SERVICES & SUPPLIES--2.5%
   57,950     Cendant Corporation* ...........................          920,246
   90,065     Concord EFS, Inc.* .............................        2,714,559
   79,600     First Data Corporation .........................        2,961,120
                                                                 --------------
                                                                      6,595,925
                                                                 --------------
              COMPUTERS & PERIPHERALS--2.4%
  127,400     Dell Computer Corporation* .....................        3,330,236
  602,600     Sun Microsystems, Inc.* ........................        3,019,026
                                                                 --------------
                                                                      6,349,262
                                                                 --------------
              DIVERSIFIED FINANCIALS--2.0%
   30,579     Capital One Financial Corporation ..............        1,866,848
   27,391     Citigroup Inc. .................................        1,061,401
   14,725     Federal Home Loan Mortgage Corporation .........          901,170
   43,525     J.P. Morgan Chase & Co. ........................        1,476,368
                                                                 --------------
                                                                      5,305,787
                                                                 --------------
              DIVERSIFIED TELECOMMUNICATION SERVICES--.8%
   30,300     BellSouth Corporation ..........................          954,450
   30,400     Verizon Communications Inc. ....................        1,220,560
                                                                 --------------
                                                                      2,175,010
                                                                 --------------
              ENERGY EQUIPMENT & SERVICES--.1%
    7,470     Nabors Industries Ltd.* ........................          263,691
                                                                 --------------
              FOOD & DRUG RETAILING--.2%
   15,650     Walgreen Co. ...................................          604,560
                                                                 --------------
              HEALTHCARE EQUIPMENT & SUPPLIES--2.3%
   79,300     Baxter International Inc. ......................        3,524,885
   58,050     Medtronic, Inc. ................................        2,487,442
                                                                 --------------
                                                                      6,012,327
                                                                 --------------

     SHARES                                                           VALUE
     ------                                                           -----
              HEALTHCARE PROVIDERS & SERVICES--3.3%
   50,100     HCA Inc. .......................................   $    2,379,750
   43,350     Tenet Healthcare Corporation* ..................        3,101,692
   35,700     UnitedHealth Group Incorporated ................        3,268,335
                                                                 --------------
                                                                      8,749,777
                                                                 --------------
              HOTELS, RESTAURANTS & LEISURE--.6%
   59,100     Carnival Corporation Cl. A .....................        1,636,479
                                                                 --------------
              HOUSEHOLD PRODUCTS--1.2%
   34,700     Procter & Gamble Company (The) .................        3,098,710
                                                                 --------------
              INDUSTRIAL CONGLOMERATES--.7%
   15,095     3M Co. .........................................        1,856,685
                                                                 --------------
              INSURANCE--2.4%
   46,520     Chubb Corporation (The) ........................        3,293,616
   34,725     XL Capital Ltd. Cl. A ..........................        2,941,208
                                                                 --------------
                                                                      6,234,824
                                                                 --------------
              INTERNET & CATALOG RETAIL--1.8%
   79,150     eBay Inc.* .....................................        4,877,223
                                                                 --------------
              MEDIA--.8%
   47,050     Viacom Inc. Cl. B* .............................        2,087,609
                                                                 --------------
              MULTILINE RETAIL--2.9%
   17,300     Sears, Roebuck and Co. .........................          939,390
   81,100     Target Corporation .............................        3,089,910
   64,875     Wal-Mart Stores, Inc. ..........................        3,568,774
                                                                 --------------
                                                                      7,598,074
                                                                 --------------
              MULTI-UTILITIES UNREGULATED POWER--.3%
   28,150     Duke Energy Corporation ........................          875,465
                                                                 --------------
              OIL & GAS--1.3%
   18,100     Anadarko Petroleum Corporation .................          892,330
   29,032     ChevronTexaco Corporation ......................        2,569,332
                                                                 --------------
                                                                      3,461,662
                                                                 --------------
              PERSONAL PRODUCTS--.7%
   36,730     Avon Products, Inc. ............................        1,918,775
                                                                 --------------
              PHARMACEUTICALS--4.6%
   60,725     Johnson & Johnson ..............................        3,173,489
  105,600     Pfizer Inc. ....................................        3,696,000
   63,650     Pharmacia Corporation ..........................        2,383,692
   57,763     Wyeth ..........................................        2,957,466
                                                                 --------------
                                                                     12,210,647
                                                                 --------------
              SEMICONDUCTORS--2.9%
  127,850     Applied Materials, Inc.* .......................        2,431,707
   82,600     Intel Corporation ..............................        1,509,102
   28,700     Maxim Integrated Products, Inc.* ...............        1,100,071
  204,600     Taiwan Semiconductor Manufacturing
                Company Ltd.* ................................        2,659,800
                                                                 --------------
                                                                      7,700,680
                                                                 --------------

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2002 (UNAUDITED) (CONT'D)

================================================================================

     SHARES   COMMON STOCKS--(CONT'D)                                 VALUE
     ------                                                           -----
              SOFTWARE--2.9%
   73,950     Microsoft Corporation* .........................   $    4,045,065
  187,415     Siebel Systems, Inc.* ..........................        2,665,041
   48,100     VERITAS Software Corporation* ..................          951,899
                                                                 --------------
                                                                      7,662,005
                                                                 --------------
              SPECIALTY RETAIL--1.8%
   16,575     Home Depot, Inc. ...............................          608,800
   69,225     Lowe's Companies, Inc. .........................        3,142,815
   46,700     TJX Companies, Inc. (The) ......................          915,787
                                                                 --------------
                                                                      4,667,402
                                                                 --------------
              TOTAL COMMON STOCKS
                (COST $128,984,332) ..........................      118,170,704
                                                                 --------------

  PRINCIPAL
   AMOUNT     CORPORATE BONDS--22.3%
  --------
              AEROSPACE & DEFENSE--1.4%
$1,500,000    Boeing Capital Corp.,
                7.375%, 9/27/10 ..............................        1,633,665
 2,000,000    United Technologies,
                6.10%, 5/15/12 ...............................        2,048,740
                                                                 --------------
                                                                      3,682,405
                                                                 --------------
              AUTOMOTIVE--1.5%
 2,000,000    Ford Motor Credit Company,
                6.50%, 1/25/07 ...............................        2,015,280
 2,000,000    General Motors Acceptance Corp.,
                6.125%, 2/1/07 ...............................        2,031,280
                                                                 --------------
                                                                      4,046,560
                                                                 --------------
              BANKS--3.8%
 2,000,000    Associates Corp. North America,
                6.95%, 11/1/18 ...............................        2,111,420
 1,000,000    Bank of America Corp.,
                7.125%, 9/15/06 ..............................        1,090,840
 1,000,000    Bank of America Corp.,
                7.40%, 1/15/11 ...............................        1,106,810
 1,550,000    Bank One Arizona NA Sub Note,
                6.00%, 9/15/05 ...............................        1,624,260
 1,750,000    Regions Financial Corp.,
                6.375%, 5/15/12 ..............................        1,766,712
 2,000,000    Wells Fargo Bank NA,
                7.55%, 6/21/10 ...............................        2,247,600
                                                                 --------------
                                                                      9,947,642
                                                                 --------------
              BEVERAGES--1.3%
 1,500,000    Anheuser-Busch Companies, Inc.,
                7.00%, 12/1/25 ...............................        1,515,135
 2,000,000    Coca-Cola Company (The),
                4.00%, 6/1/05 ................................        2,008,900
                                                                 --------------
                                                                      3,524,035
                                                                 --------------
              COMPUTERS & PERIPHERALS--.8%
 1,000,000    IBM Corp.,
                5.50%, 1/15/09 ...............................        1,009,050
 1,000,000    IBM Corp.,
                6.22%, 8/1/27 ................................        1,067,240
                                                                 --------------
                                                                      2,076,290
                                                                 --------------

    PRINCIPAL
     AMOUNT                                                           VALUE
     ------                                                           -----
              DIVERSIFIED FINANCIALS--2.4%
 $ 500,000    Block Financial Corp.,
                8.50%, 4/15/07 ...............................   $      548,960
 1,325,000    Countrywide Home Loan Inc.,
                5.625%, 5/15/07 ..............................        1,345,948
 2,000,000    Goldman Sachs Group, Inc. (The),
                6.60%, 1/15/12 ...............................        2,043,420
 1,250,000    Household Finance Corp.,
                5.75%, 1/30/07 ...............................        1,246,988
 1,000,000    J.P. Morgan Chase & Co.,
                5.35%, 3/1/07 ................................        1,022,080
                                                                 --------------
                                                                      6,207,396
                                                                 --------------
              DIVERSIFIED TELECOMMUNICATION
                SERVICES--1.1%
 2,750,000    SBC Communications Inc.,
                6.25%, 3/15/11 ...............................        2,838,908
                                                                 --------------
              ELECTRIC UTILITIES--.9%
 1,500,000    Consolidated Edison Company Of New York,
                5.625%, 7/1/12 ...............................        1,475,955
   400,000    Potomac Electric Power Co.,
                7.00%, 1/15/24 ...............................          399,276
   500,000    Washington Gas Light Co.,
                6.51%, 8/18/08 ...............................          527,890
                                                                 --------------
                                                                      2,403,121
                                                                 --------------
              ENERGY EQUIPMENT & SERVICES--.6%
 1,500,000    Baker Hughes Inc.,
                6.25%, 1/15/09 ...............................        1,551,090
                                                                 --------------
              FINANCIAL INFORMATION SERVICES--.7%
1,875,000     Mellon Funding  Corp.,
                4.875%, 6/15/07 ..............................        1,852,519
                                                                 --------------
              FOOD & BEVERAGES--1.5%
 2,000,000    Best Foods Inc.,
                6.625%, 4/15/28 ..............................        1,987,700
 2,000,000    Kraft Foods Inc.,
                6.25%, 6/1/12 ................................        2,032,260
                                                                 --------------
                                                                      4,019,960
                                                                 --------------
              FOOD & DRUG RETAILING--.4%
 1,000,000    Safeway Inc.,
                6.15%, 3/1/06 ................................        1,046,170
                                                                 --------------
              FOOD PRODUCTS--.8%
 2,000,000    Sara Lee Corp.,
                6.25%, 9/15/11 ...............................        2,059,980
                                                                 --------------
              INSURANCE--.2%
   500,000    Loews Corp,
                7.625%, 6/1/23 ...............................          492,765
                                                                 --------------
              LEASING--.8%
 1,000,000    International Lease Finance Corp.,
                6.00%, 6/15/03 ...............................        1,029,720
 1,000,000    International Lease Finance Corp.,
                5.80%, 8/15/07 ...............................        1,014,400
                                                                 --------------
                                                                      2,044,120
                                                                 --------------

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2002 (UNAUDITED) (CONT'D)

================================================================================

  PRINCIPAL
   AMOUNT     CORPORATE BONDS--(CONT'D)                               VALUE
  --------                                                            -----
              MEDIA--1.2%
$1,500,000    Disney (Walt) Company,
                4.875%, 7/2/04 ...............................   $    1,531,455
 1,600,000    Viacom Inc.,
                7.875%, 7/30/30 ..............................        1,704,208
                                                                 --------------
                                                                      3,235,663
                                                                 --------------
              MULTILINE RETAIL--.6%
 1,500,000    Target Corporation,
                7.50%, 8/15/10 ...............................        1,691,700
                                                                 --------------
              MULTI-UTILITIES UNREGULATED POWER--.3%
   750,000    Duke Energy Corporation,
                7.375%, 3/1/10 ...............................          814,778
                                                                 --------------
              OIL & GAS--.4%
 1,080,000    Chevron Corp.,
                6.625%, 10/1/04 ..............................        1,152,565
                                                                 --------------
              PHARMACEUTICALS--.4%
 1,000,000    Pharmacia Corporation,
                6.50%, 12/1/18 ...............................        1,032,930
                                                                 --------------
              TELEPHONES--.4%
 1,250,000    Verizon Wireless Inc.,
                5.375%, 12/15/06(a) ..........................        1,165,862
                                                                 --------------
              WIRELESS TELECOMMUNICATION SERVICES--.8%
 2,000,000    Vodafone Group PLC,
                7.625%, 2/15/05 ..............................        2,141,520
                                                                 --------------
              TOTAL CORPORATE BONDS
                (COST $58,451,342) ...........................       59,027,979
                                                                 --------------

              U.S. GOVERNMENT & AGENCY OBLIGATIONS--24.2%
              Federal Farm Credit Banks,
 2,000,000      5.87%, 9/2/08 ................................        2,109,720
 1,000,000      5.75%, 1/18/11 ...............................        1,032,770
              Federal Home Loan Banks,
 1,260,000      5.765%, 3/18/03 ..............................        1,293,680
 2,000,000      5.25%, 2/13/04 ...............................        2,075,320
 1,500,000      7.25%, 5/13/05 ...............................        1,648,260
 1,000,000      6.375%, 8/15/06 ..............................        1,081,830
 1,000,000      6.75%, 8/15/07 ...............................        1,101,760
 2,000,000      5.875%, 11/15/07 .............................        2,122,060
 1,000,000      5.89%, 6/30/08 ...............................        1,059,540
 2,000,000      6.73%, 6/22/09 ...............................        2,205,700
              Federal Home Loan Mortgage Corporation,
 1,000,000      5.125%, 11/4/04 ..............................        1,011,640
 1,000,000      5.65%, 4/25/06 ...............................        1,024,990
 1,115,000      7.10%, 4/10/07 ...............................        1,243,649
   800,000      5.75%, 4/15/08 ...............................          842,376
 1,083,000      6.75%, 3/15/31 ...............................        1,163,045
   457,000      6.25%, 7/15/32 ...............................          459,641

  PRINCIPAL
   AMOUNT                                                             VALUE
  --------                                                            -----
              Federal National Mortgage Association,
$1,000,000      7.125%, 2/15/05 ..............................   $    1,091,160
   500,000      6.96%, 4/2/07 ................................          551,640
 2,000,000      6.08%, 12/15/10 ..............................        2,101,220
   400,000      6.75%, 2/4/28 ................................          404,020
              Student Loan Marketing Association,
 1,000,000      5.25%, 3/15/06 ...............................        1,041,800
              U.S. Treasury Notes,
 2,000,000      6.25%, 7/31/02 ...............................        2,007,500
 1,000,000      4.25%, 5/31/03 ...............................        1,021,090
 1,000,000      3,625%, 8/31/03 ..............................        1,016,410
 1,000,000      4.25%, 11/15/03 ..............................        1,025,000
   800,000      6.00%, 8/15/04 ...............................          849,504
 1,000,000      5.875%, 11/15/04 .............................        1,062,500
 1,500,000      6.50%, 5/15/05 ...............................        1,628,205
 3,000,000      6.75%, 5/15/05 ...............................        3,273,270
 3,000,000      5.75%, 11/15/05 ..............................        3,200,640
   800,000      6.50%, 10/15/06 ..............................          880,376
 1,125,000      3.50%, 11/15/06 ..............................        1,104,614
   800,000      5.625%, 5/15/08 ..............................          853,624
 1,500,000      5.00%, 8/15/11 ...............................        1,520,625
 4,000,000      4.875%, 2/15/12 ..............................        4,015,000
 1,000,000      11.25%, 2/15/15 ..............................        1,554,220
 1,000,000      9.875%, 11/15/15 .............................        1,434,840
 1,000,000      8.875%, 8/15/17 ..............................        1,348,750
 1,000,000      9.25%, 2/15/16 ...............................        1,374,840
 1,000,000      7.25%, 5/15/16 ...............................        1,179,530
 1,000,000      7.50%, 11/15/16 ..............................        1,204,840
 2,000,000      5.50%, 8/15/28 ...............................        1,946,880
 2,000,000      5.25%, 11/15/28 ..............................        1,879,060
 2,000,000      5.25%, 2/15/29 ...............................        1,879,680
                                                                 --------------
              TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
                (COST $62,353,956) ...........................       63,926,819
                                                                 --------------
              SHORT-TERM INVESTMENTS--8.7%
              U.S. GOVERNMENT & AGENCY OBLIGATIONS--8.7%
23,000,000    Federal Home Loan Banks,
                1.87%, 7/1/02
                (COST $23,000,000) ...........................       23,000,000
                                                                 --------------
              SECURITIES HELD UNDER
                REPURCHASE AGREEMENTS
              Securities Held Under Repurchase
                Agreements, 1.92%, 7/1/02, with
                Bear, Stearns & Co. Inc., dtd 6/28/02,
                repurchase price $90,496; collateralized
                by $375,000 U.S. Treasury Bond Strips,
                due 2/15/26 ..................................           90,482
                                                                 --------------
              TOTAL SHORT-TERM INVESTMENTS
                (COST $23,090,482) ...........................       23,090,482
                                                                 --------------
TOTAL INVESTMENTS
  (COST $272,880,112)(b) .........................     99.9%        264,215,984
Other Assets in Excess of Liabilities ............      0.1             297,456
                                                      -----      --------------
NET ASSETS .......................................    100.0%     $  264,513,440
                                                      =====      ==============

----------
*     Non-income producing security.

(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.

(b) At June 30, 2002, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $272,880,112, amounted to $8,664,128 which consisted of aggregate gross unrealized appreciation of $6,781,115 and aggregate gross unrealized depreciation of $15,445,243.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

================================================================================

                                                                            CLASS O                                     CLASS S(ii)
                                    --------------------------------------------------------------------------------    ----------
                                     SIX MONTHS                                                                         TWO MONTHS
                                        ENDED                        YEAR ENDED DECEMBER 31,                               ENDED
                                      JUNE 30,    ------------------------------------------------------------------      JUNE 30,
                                      2002(i)        2001          2000          1999          1998          1997          2002(i)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period                $   13.08     $   13.77     $   15.57     $   12.98     $   10.76     $    9.24     $   12.50
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                     0.08          0.18          0.20          0.15          0.19          0.17          0.04
Net realized and unrealized
  gain (loss) on investments             (1.13)        (0.43)        (0.61)         3.45          3.02          1.63         (0.52)
------------------------------------------------------------------------------------------------------------------------------------
    Total from investment
      operations                         (1.05)        (0.25)        (0.41)         3.60          3.21          1.80         (0.48)
------------------------------------------------------------------------------------------------------------------------------------
Dividends from net
  investment income                      (0.20)        (0.20)        (0.13)        (0.17)        (0.18)        (0.12)           --
Distributions from net
  realized gains                            --         (0.24)        (1.26)        (0.84)        (0.81)        (0.16)           --
------------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                  (0.20)        (0.44)        (1.39)        (1.01)        (0.99)        (0.28)           --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period       $   11.83     $   13.08     $   13.77     $   15.57     $   12.98     $   10.76     $   12.02
====================================================================================================================================
Total Return                             (8.09%)       (1.93%)       (2.76%)       29.21%        31.51%        19.82%        (3.84%)
====================================================================================================================================
Ratios and Supplemental Data:
  Net assets, end of period
    (000's omitted)                  $ 264,504     $ 224,959     $ 115,894     $  56,327     $  28,208     $  16,614     $       9
====================================================================================================================================
  Ratio of expenses to
    average net assets                    0.83%         0.85%         0.88%         0.93%         0.92%         1.01%         1.09%
====================================================================================================================================
  Ratio of net investment income
    to average net assets                 2.20%         2.53%         2.40%         1.66%         2.09%         2.14%         2.06%
====================================================================================================================================
  Portfolio Turnover Rate                66.51%        62.93%        63.37%       118.74%        94.64%       105.01%        66.51%
====================================================================================================================================

(i) Unaudited. Ratios have been annualized; total return has not been annualized.

(ii)  Initially offered May 1, 2002.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2002 (UNAUDITED)

================================================================================

     SHARES   COMMON STOCKS--97.1%                                   VALUE
     ------                                                          -----
              AEROSPACE & DEFENSE--1.7%
   99,650     L-3 Communications Holdings, Inc.* .............   $    5,381,100
                                                                 --------------
              BANKS--4.7%
   27,520     Comerica Incorporated ..........................        1,689,728
  143,850     Compass Bancshares, Inc. .......................        4,833,360
   98,920     GreenPoint Financial Corp. .....................        4,856,972
   81,875     North Fork Bancorporation, Inc. ................        3,259,444
                                                                 --------------
                                                                     14,639,504
                                                                 --------------
              BEVERAGES--.5%
   50,000     Constellation Brands, Inc. Cl. A* ..............        1,600,000
                                                                 --------------
              BIOTECHNOLOGY--1.8%
   34,650     Cephalon, Inc.* ................................        1,566,180
  117,590     IDEC Pharmaceuticals Corporation* ..............        4,168,566
                                                                 --------------
                                                                      5,734,746
                                                                 --------------
              BUILDING & CONSTRUCTION--.5%
   63,015     Masco Corporation ..............................        1,708,337
                                                                 --------------
              COMMERCIAL SERVICES & SUPPLIES--3.7%
  108,205     Avery Dennison Corporation .....................        6,789,863
  143,935     BISYS Group, Inc. (The)* .......................        4,793,036
                                                                 --------------
                                                                     11,582,899
                                                                 --------------
              COMMUNICATION EQUIPMENT--2.0%
  363,900     Brocade Communications Systems, Inc.* ..........        6,360,972
                                                                 --------------
              COMPUTERS & PERIPHERALS--.9%
   72,290     Apple Computer, Inc.* ..........................        1,280,979
   29,690     Lexmark International, Inc. Cl. A* .............        1,615,136
                                                                 --------------
                                                                      2,896,115
                                                                 --------------
              CONTAINERS & PACKAGING--.2%
   27,800     Pactiv Corporation* ............................          661,640
                                                                 --------------
              DIVERSIFIED FINANCIALS--3.4%
   27,465     Capital One Financial Corporation ..............        1,676,738
  175,400     Franklin Resources, Inc. .......................        7,479,056
   66,675     LaBranche & Co Inc.* ...........................        1,526,858
                                                                 --------------
                                                                     10,682,652
                                                                 --------------
              ENERGY EQUIPMENT & SERVICES--3.8%
   82,575     BJ Services Company* ...........................        2,797,641
   61,745     Cooper Cameron Corporation* ....................        2,989,693
   29,550     Nabors Industries Ltd.* ........................        1,043,115
   62,670     Noble Corporation* .............................        2,419,062
   37,725     Smith International, Inc.* .....................        2,572,468
                                                                 --------------
                                                                     11,821,979
                                                                 --------------
              FOOD PRODUCTS--.5%
   43,000     Dean Foods Company* ............................        1,603,900
                                                                 --------------
              HEALTHCARE EQUIPMENT & SUPPLIES--5.9%
  190,850     Alcon, Inc.* ...................................        6,536,612
   91,490     St. Jude Medical, Inc.* ........................        6,756,536
  141,925     Zimmer Holdings, Inc.* .........................        5,061,046
                                                                 --------------
                                                                     18,354,194
                                                                 --------------

     SHARES                                                          VALUE
     ------                                                          -----
              HEALTHCARE PROVIDERS & SERVICES--10.1%
   87,250     Anthem, Inc.* ..................................   $    5,887,630
   78,295     AmerisourceBergen Corporation ..................        5,950,420
   67,285     Express Scripts, Inc.* .........................        3,371,651
   84,850     Quest Diagnostics Incorporated* ................        7,301,343
  179,630     Triad Hospitals, Inc.* .........................        7,612,719
   30,600     Universal Health Services, Inc., Cl. B* ........        1,499,400
                                                                 --------------
                                                                     31,623,163
                                                                 --------------
              HOTELS, RESTAURANTS & LEISURE--7.3%
  174,750     Brinker International, Inc.* ...................        5,548,312
   75,350     Harrah's Entertainment, Inc.* ..................        3,341,772
   27,300     International Game Technology* .................        1,547,910
  188,185     MGM MIRAGE* ....................................        6,351,244
  147,305     Royal Caribbean Cruises Ltd. ...................        2,872,448
   81,325     Wendy's International, Inc. ....................        3,239,175
                                                                 --------------
                                                                     22,900,861
                                                                 --------------
              HOUSEHOLD DURABLES--2.1%
  106,545     Lennar Corporation .............................        6,520,554
                                                                 --------------
              INSURANCE--5.1%
   33,530     Chubb Corporation (The) ........................        2,373,924
   49,725     Radian Group Inc. ..............................        2,429,066
   43,600     Willis Group Holdings Limited * ................        1,434,876
   60,930     W. R. Berkley Corporation ......................        3,351,150
   74,285     XL Capital Ltd. Cl. A ..........................        6,291,940
                                                                 --------------
                                                                     15,880,956
                                                                 --------------
              INTERNET & CATALOG RETAIL--2.3%
  119,350     eBay Inc.* .....................................        7,354,347
                                                                 --------------
              INTERNET SOFTWARE & SERVICES--.7%
   34,880     Expedia, Inc. Cl. A * ..........................        2,068,035
                                                                 --------------
              MEDIA--3.0%
   34,100     Entercom Communications Corp. ..................        1,565,190
  124,300     Lamar Advertising Company, Cl. A* ..............        4,625,203
   97,725     Univision Communications Inc. Cl. A* ...........        3,068,565
                                                                 --------------
                                                                      9,258,958
                                                                 --------------
              MULTILINE RETAIL--.5%
   44,000     Dollar Tree Stores, Inc.* ......................        1,734,040
                                                                 --------------
              OIL & GAS--2.6%
   34,630     Devon Energy Corporation .......................        1,706,566
   80,700     EOG Resources, Inc. ............................        3,203,790
   89,850     Spinnaker Exploration Company* .................        3,236,397
                                                                 --------------
                                                                      8,146,753
                                                                 --------------
              PHARMACEUTICALS--1.3%
   60,060     Allergan, Inc. .................................        4,009,005
                                                                 --------------
              RETAIL--2.0%
  130,600     Linens `n Things, Inc.* ........................        4,284,986
  127,100     PETsMART, Inc.* ................................        2,038,684
                                                                 --------------
                                                                      6,323,670
                                                                 --------------

THE ALGER AMERICAN FUND
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2002 (UNAUDITED) (CONT'D)

================================================================================

     SHARES   COMMON STOCKS (CONT'D)                                 VALUE
     ------                                                          -----
              SEMICONDUCTORS--11.1%
  165,725     Altera Corporation* ............................   $    2,253,860
  125,700     Amkor Technology, Inc.* ........................          781,854
  239,810     Fairchild Semiconductor Corporation* ...........        5,827,383
   72,000     Intersil Corporation Cl. A* ....................        1,539,360
   68,250     KLA-Tencor Corporation* ........................        3,002,317
  251,512     Microchip Technology Incorporated* .............        6,898,974
  262,850     National Semiconductor Corporation* ............        7,667,334
  205,875     Novellus Systems, Inc.* ........................        6,999,750
                                                                 --------------
                                                                     34,970,832
                                                                 --------------
              SOFTWARE--6.8%
   98,300     Electronic Arts Inc.* ..........................        6,492,715
   57,610     Intuit Inc.* ...................................        2,864,369
  387,275     PeopleSoft, Inc.* ..............................        5,762,652
  756,525     Rational Software Corporation* .................        6,211,070
                                                                 --------------
                                                                     21,330,806
                                                                 --------------
              SPECIALTY RETAIL--10.5%
   41,795     Abercrombie & Fitch Co. Cl. A* .................        1,008,095
   41,135     AutoZone, Inc.* ................................        3,179,736
   46,700     Bed Bath & Beyond Inc.* ........................        1,762,458
  276,025     Limited Brands .................................        5,879,333
   85,200     Michaels Stores, Inc.* .........................        3,322,800
  340,255     Office Depot, Inc.* ............................        5,716,284
   86,000     Pacific Sunwear of California, Inc.* ...........        1,906,620
   40,330     Rent-A-Center, Inc.* ...........................        2,339,543
  394,720     TJX Companies, Inc. (The) ......................        7,740,459
                                                                 --------------
                                                                     32,855,328
                                                                 --------------
              TEXTILES & APPAREL--.9%
   75,815     Jones Apparel Group, Inc.* .....................        2,843,063
                                                                 --------------
              TOBACCO--1.0%
   88,630     UST Inc. .......................................        3,013,420
                                                                 --------------
              TRADING COMPANIES & DISTRIBUTION--.2%
   14,500     W. W. Grainger, Inc. ...........................          726,450
                                                                 --------------
              TOTAL COMMON STOCKS
                (COST $320,463,302) ..........................      304,588,279
                                                                 --------------
    PRINCIPAL
     AMOUNT   SHORT-TERM INVESTMENTS--5.6%                           VALUE
     ------                                                          -----
              U.S.GOVERNMENT & AGENCY OBLIGATIONS--5.5%
$17,200,000   Federal Home Loan Banks,
                1.87%, 7/1/02
                (COST $17,200,000) ...........................   $   17,200,000
                                                                 --------------
              SECURITIES HELD UNDER
                REPURCHASE AGREEMENTS--.1%
              Securities Held Under Repurchase
                Agreements, 1.92%, 7/1/02, with
                Bear, Stearns & Co. Inc., dtd 6/28/02,
                repurchase price $250,386; collateralized
                by $1,030,000 U.S. Treasury Bond Strips,
                due 2/15/26 ..................................          250,346
                                                                 --------------

              TOTAL SHORT-TERM INVESTMENTS
                (COST $17,450,346) ...........................       17,450,346
                                                                 --------------
TOTAL INVESTMENTS
  (COST $337,913,648)(a) .........................    102.7%        322,038,625
Liabilities in Excess of Other Assets ............     (2.7)         (8,354,992)
                                                      -----      --------------
NET ASSETS .......................................    100.0%     $  313,683,633
                                                      =====      ==============

----------
*     Non-income producing security.

(a) At June 30, 2002, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $337,913,648, amounted to $15,875,023 which consisted of aggregate gross unrealized appreciation of $14,290,975 and aggregate gross unrealized depreciation of $30,165,998.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
================================================================================

                                                                          CLASS O                                     CLASS S(iii)
                                  --------------------------------------------------------------------------------    ----------
                                   SIX MONTHS                                                                         TWO MONTHS
                                      ENDED                        YEAR ENDED DECEMBER 31,                               ENDED
                                    JUNE 30,    ------------------------------------------------------------------      JUNE 30,
                                    2002(i)         2001           2000           1999        1998           1997       2002(i)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period             $   17.67      $   30.62      $   32.23      $   28.87   $   24.18      $   21.35   $   16.69
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)          (0.04)(ii)     (0.09)(ii)     (0.03)(ii)     (0.05)       0.00(ii)      (0.04)      (0.02)(ii)
Net realized and unrealized
  gain (loss) on investments          (2.79)         (1.23)          2.79           8.00        6.95           3.20       (1.84)
------------------------------------------------------------------------------------------------------------------------------------
    Total from investment
      operations                      (2.83)         (1.32)          2.76           7.95        6.95           3.16       (1.86)
------------------------------------------------------------------------------------------------------------------------------------
Dividends from net
  investment income                      --             --             --             --          --          (0.01)         --
Distributions from net
  realized gains                         --         (11.63)         (4.37)         (4.59)      (2.26)         (0.32)         --
------------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                  --         (11.63)         (4.37)         (4.59)      (2.26)         (0.33)         --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
  end of period                   $   14.84      $   17.67      $   30.62      $   32.23   $   28.87      $   24.18   $   14.83
====================================================================================================================================
Total Return                         (16.02%)        (6.52%)         9.18%         31.85%      30.30%         15.01%     (11.14%)
====================================================================================================================================
Ratios and Supplemental Data:
  Net assets, end of period
    (000's omitted)               $ 313,675      $ 355,015      $ 332,734      $ 931,397   $ 689,571      $ 444,967   $       9
====================================================================================================================================
  Ratio of expenses to average
    net assets                         0.88%          0.88%          0.84%          0.85%       0.84%          0.84%       1.16%
====================================================================================================================================
  Ratio of net investment
    income (loss) to
    average net assets                (0.54%)        (0.45%)        (0.09%)        (0.21%)      0.00%         (0.15%)     (0.65%)
====================================================================================================================================
  Portfolio Turnover Rate            156.11%        130.11%        130.85%        162.30%     152.21%        151.98%     156.11%
====================================================================================================================================

(i) Unaudited. Ratios have been annualized; total return has not been annualized.

(ii)  Amount was computed based on average shares outstanding during the period.

(iii) Initially offered May 1, 2002.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2002 (UNAUDITED)

================================================================================

     SHARES   COMMON STOCKS--94.1%                                   VALUE
     ------                                                          -----
              AEROSPACE & DEFENSE--1.6%
   59,700     Alliant Techsystems Inc.* ......................   $    3,808,860
   35,400     L-3 Communications Holdings, Inc.* .............        1,911,600
                                                                 --------------
                                                                      5,720,460
                                                                 --------------
              BANKS--4.8%
   75,700     Comerica Incorporated ..........................        4,647,980
   73,250     Fifth Third Bancorp ............................        4,882,112
   78,500     GreenPoint Financial Corp. .....................        3,854,350
  106,800     Mellon Financial Corporation ...................        3,356,724
                                                                 --------------
                                                                     16,741,166
                                                                 --------------
              BEVERAGES--.5%
   58,000     Constellation Brands, Inc. Cl. A* ..............        1,856,000
                                                                 --------------
              BIOTECHNOLOGY--3.7%
  222,400     Gilead Sciences Inc.* ..........................        7,312,512
  161,150     IDEC Pharmaceuticals Corporation* ..............        5,712,768
                                                                 --------------
                                                                     13,025,280
                                                                 --------------
              BUILDING & CONSTRUCTION--.7%
   89,900     Masco Corporation ..............................        2,437,189
                                                                 --------------
              COMMERCIAL SERVICES & SUPPLIES--5.8%
   60,150     Apollo Group, Inc. Cl. A* ......................        2,371,113
   28,400     Avery Dennison Corporation .....................        1,782,100
  120,300     BISYS Group, Inc. (The)* .......................        4,005,990
   52,700     Career Education Corporation* ..................        2,371,500
  145,300     Concord EFS, Inc.* .............................        4,379,342
  140,300     First Data Corporation .........................        5,219,160
                                                                 --------------
                                                                     20,129,205
                                                                 --------------
              COMMUNICATION EQUIPMENT--3.0%
  302,400     Brocade Communications Systems, Inc.* ..........        5,285,952
  109,000     Emulex Corporation* ............................        2,453,590
  179,200     Motorola, Inc. .................................        2,584,064
                                                                 --------------
                                                                     10,323,606
                                                                 --------------
              COMPUTERS & PERIPHERALS--1.9%
   80,800     Apple Computer, Inc.* ..........................        1,431,776
   92,270     Lexmark International, Inc. Cl. A* .............        5,019,488
                                                                 --------------
                                                                      6,451,264
                                                                 --------------
              DIVERSIFIED FINANCIALS--3.5%
  112,000     Capital One Financial Corporation ..............        6,837,600
   56,300     SLM Corporation ................................        5,455,470
                                                                 --------------
                                                                     12,293,070
                                                                 --------------
              ENERGY EQUIPMENT & SERVICES--4.0%
  157,700     BJ Services Company* ...........................        5,342,876
   97,440     Cooper Cameron Corporation* ....................        4,718,045
  112,800     Nabors Industries Ltd.* ........................        3,981,840
                                                                 --------------
                                                                     14,042,761
                                                                 --------------
              FOOD & DRUG RETAILING--1.2%
  111,200     Walgreen Co. ...................................        4,295,656
                                                                 --------------

     SHARES                                                          VALUE
     ------                                                          -----
              FOOD PRODUCTS--.6%
   56,600     Dean Foods Company* ............................   $    2,111,180
                                                                 --------------
              HEALTHCARE EQUIPMENT & SUPPLIES--4.0%
   76,800     Alcon, Inc.* ...................................        2,630,400
  113,200     Baxter International Inc. ......................        5,031,740
   55,200     Boston Scientific Corporation* .................        1,618,464
   65,310     St. Jude Medical, Inc.* ........................        4,823,143
                                                                 --------------
                                                                     14,103,747
                                                                 --------------
              HEALTHCARE PROVIDERS & SERVICES--11.6%
  109,500     AmerisourceBergen Corporation ..................        8,322,000
  115,800     Anthem, Inc.* ..................................        7,814,184
   37,500     Express Scripts, Inc.* .........................        1,879,125
   93,200     HCA Inc. .......................................        4,427,000
   73,900     Quest Diagnostics Incorporated* ................        6,359,095
   85,600     Tenet Healthcare Corporation* ..................        6,124,680
   71,300     WellPoint Health Networks Inc.* ................        5,547,853
                                                                 --------------
                                                                     40,473,937
                                                                 --------------
              HOTELS, RESTAURANTS & LEISURE--3.0%
  132,150     Brinker International, Inc.* ...................        4,195,762
   69,100     MGM MIRAGE* ....................................        2,332,125
   69,300     Starwood Hotels & Resorts Worldwide, Inc. ......        2,279,277
   46,600     Wendy's International, Inc. ....................        1,856,078
                                                                 --------------
                                                                     10,663,242
                                                                 --------------
              HOUSEHOLD DURABLES--.9%
  125,250     D.R. Horton, Inc. ..............................        3,260,258
                                                                 --------------
              HOUSEHOLD PRODUCTS--1.3%
   52,800     Procter & Gamble Company (The) .................        4,715,040
                                                                 --------------
              INFORMATION TECHNOLOGY
                CONSULTING & SERVICES--1.5%
  109,200     Affiliated Computer Services, Inc. Cl. A* ......        5,184,816
                                                                 --------------
              INSURANCE--3.8%
  117,500     AFLAC Incorporated .............................        3,760,000
   80,040     Radian Group Inc. ..............................        3,909,954
   59,100     Willis Group Holdings Limited* .................        1,944,981
   43,200     XL Capital Ltd. Cl. A ..........................        3,659,040
                                                                 --------------
                                                                     13,273,975
                                                                 --------------
              INTERNET & CATALOG RETAIL--2.7%
  151,450     eBay Inc.* .....................................        9,332,349
                                                                 --------------
              INTERNET SOFTWARE & SERVICES--.9%
   51,745     Expedia, Inc. Cl. A* ...........................        3,067,961
                                                                 --------------
              LEISURE EQUIPMENT & PRODUCTS--1.0%
  165,500     Mattel, Inc. ...................................        3,488,740
                                                                 --------------
              MEDIA--.8%
   67,000     Tribune Company ................................        2,914,500
                                                                 --------------

THE ALGER AMERICAN FUND
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2002 (UNAUDITED) (CONT'D)
================================================================================
     SHARES   COMMON STOCKS (CONT'D)                                 VALUE
     ------                                                          -----
              MULTILINE RETAIL--3.8%
   82,400     Sears, Roebuck and Co. .........................   $    4,474,320
  158,950     Wal-Mart Stores, Inc. ..........................        8,743,840
                                                                 --------------
                                                                     13,218,160
                                                                 --------------
              PERSONAL PRODUCTS--1.3%
   86,900     Avon Products, Inc. ............................        4,539,656
                                                                 --------------
              PHARMACEUTICALS--4.6%
   27,200     Allergan, Inc. .................................        1,815,600
   52,100     Forest Laboratories, Inc.* .....................        3,688,680
  129,600     Johnson & Johnson ..............................        6,772,896
  108,337     Pfizer Inc. ....................................        3,791,795
                                                                 --------------
                                                                     16,068,971
                                                                 --------------
              RETAIL--.5%
  112,300     PETsMART, Inc.* ................................        1,801,292
                                                                 --------------
              SEMICONDUCTORS--8.4%
  322,600     Applied Materials, Inc.* .......................        6,135,852
  162,200     Fairchild Semiconductor Corporation* ...........        3,941,460
  175,700     Intel Corporation ..............................        3,210,039
  156,495     Intersil Corporation Cl. A* ....................        3,345,863
   83,000     Marvell Technology Group Ltd.* .................        1,650,870
  188,900     Maxim Integrated Products, Inc.* ...............        7,240,537
   88,300     Micron Technology, Inc.* .......................        1,785,426
   93,000     Teradyne, Inc.* ................................        2,185,500
                                                                 --------------
                                                                     29,495,547
                                                                 --------------
              SOFTWARE--4.0%
   40,000     Intuit Inc.* ...................................        1,988,800
  171,000     Microsoft Corporation* .........................        9,353,700
  187,900     Siebel Systems, Inc.* ..........................        2,671,938
                                                                 --------------
                                                                     14,014,438
                                                                 --------------
              SPECIALTY RETAIL--8.7%
  181,800     Abercrombie & Fitch Co. Cl. A* .................        4,385,016
   29,700     AutoZone, Inc.* ................................        2,295,810
   80,800     Bed Bath & Beyond Inc.* ........................        3,049,392
   85,500     Chico's FAS, Inc.* .............................        3,105,360
  117,100     Limited Brands .................................        2,494,230
  142,500     Lowe's Companies, Inc. .........................        6,469,500
  114,600     Michaels Stores, Inc.* .........................        4,469,400
  127,400     Office Depot, Inc.* ............................        2,140,320
   86,800     Pier 1 Imports, Inc. ...........................        1,822,800
                                                                 --------------
                                                                      30,231,828
                                                                 --------------
              TOTAL COMMON STOCKS
                (COST $349,544,062) ..........................      329,275,294
                                                                 --------------
PRINCIPAL
 AMOUNT                                                               VALUE
---------                                                           ---------
              U.S.GOVERNMENT & AGENCY OBLIGATIONS--4.3%
$14,900,000   Federal Home Loan Banks,
                1.87%, 7/1/02
                (COST $14,900,000) ...........................   $   14,900,000
                                                                 --------------
              SECURITIES HELD UNDER
                REPURCHASE AGREEMENTS
              Securities Held Under Repurchase
                Agreements, 1.92%, 7/1/02, with
                Bear, Stearns & Co. Inc., dtd 6/28/01,
                repurchase price $258,671; collateralized
                by $1,065,000 U.S. Treasury Bond Strips,
                due 2/15/26 ..................................          258,630
                                                                 --------------
              TOTAL SHORT-TERM INVESTMENTS
                (COST $15,158,630) ...........................       15,158,630
                                                                 --------------
TOTAL INVESTMENTS
  (COST $364,702,692)(a) .........................     98.4%        344,433,924
Liabilities in Excess of Other Assets ............      1.6           5,457,918
                                                      -----      --------------
NET ASSETS .......................................    100.0%     $  349,891,842
                                                      =====      ==============
----------
*     Non-income producing security.
(a) At June 30, 2002, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $364,702,692, amounted to $20,268,768 which consisted of aggregate gross unrealized appreciation of $17,517,538 and aggregate gross unrealized depreciation of $37,786,306.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
================================================================================

                                                                          CLASS O                                    CLASS S(iii)
                               ------------------------------------------------------------------------------------  -----------
                               SIX MONTHS                                                                            TWO MONTHS
                                  ENDED                        YEAR ENDED DECEMBER 31,                                  ENDED
                                JUNE 30,    -----------------------------------------------------------------------    JUNE 30,
                                2002(i)           2001            2000            1999         1998         1997       2002(i)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period          $   31.55       $   38.80       $   57.97       $   34.90    $   23.17    $   19.36    $   28.46
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)       (0.07)(ii)       0.00(ii)       (0.02)(ii)      (0.09)       (0.05)       (0.03)       (0.03)(ii)
Net realized and unrealized
  gain (loss) on investments       (6.25)          (6.06)         (13.77)          25.93        12.99         3.84        (3.21)
------------------------------------------------------------------------------------------------------------------------------------
    Total from investment
      operations                   (6.32)          (6.06)         (13.79)          25.84        12.94         3.81        (3.24)
------------------------------------------------------------------------------------------------------------------------------------
Dividends from net
  investment income                   --              --              --              --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Distributions from net
  realized gains                      --           (1.19)          (5.38)          (2.77)       (1.21)          --           --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                   --           (1.19)          (5.38)          (2.77)       (1.21)          --           --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
  end of period                $   25.23       $   31.55       $   38.80       $   57.97    $   34.90    $   23.17    $   25.22
====================================================================================================================================
Total Return                      (20.03%)        (15.93%)        (24.83%)         78.06%       57.83%       19.68%      (11.38%)
====================================================================================================================================
Ratios and Supplemental Data:
  Net assets, end of period
    (000's omitted)            $ 349,883       $ 443,209       $ 476,517       $ 362,500    $ 101,710    $  53,488    $       9
====================================================================================================================================
  Ratio of expenses to average
    net assets                      0.92%           0.92%           0.90%           0.93%        0.96%        1.00%        1.15%
====================================================================================================================================
  Ratio of net investment
    income (loss) to
    average net assets             (0.46%)          0.00%          (0.03%)         (0.49%)      (0.27%)      (0.17%)      (0.65%)
====================================================================================================================================
  Portfolio Turnover Rate         101.69%         103.03%         132.28%         155.74%      143.59%      164.27%      101.69%
====================================================================================================================================

(i) Unaudited. Ratios have been annualized; total return has not been annualized.

(ii)  Amount was computed based on average shares outstanding during the period.

(iii) Initially offered May 1, 2002.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)

JUNE 30, 2002
================================================================================

                                                              AMERICAN      AMERICAN
                                                                SMALL        INCOME                       AMERICAN        AMERICAN
                                              AMERICAN       CAPITALIZA-       AND         AMERICAN        MIDCAP         LEVERAGED
                                               GROWTH           TION         GROWTH        BALANCED        GROWTH          ALLCAP
                                              PORTFOLIO       PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments in securities, at value
  (identified cost*)--see accompanying
       schedules of investments            $1,165,608,911  $473,870,849   $116,997,299   $264,215,984    $322,038,625  $344,433,924
  Receivable for investment securities
    sold                                       57,068,875     3,416,276      6,497,634      4,035,825              --    11,753,062
  Receivable for shares of beneficial
    interest sold                              13,467,008       599,289         40,008        462,912         365,652       328,772
  Interest and dividends receivable               274,511        32,291         58,179      1,895,537          70,790        71,161
  Other assets                                      7,090         5,744         19,699          2,775              --         4,733
------------------------------------------------------------------------------------------------------------------------------------
      Total Assets                          1,236,426,395   477,924,449    123,612,819    270,613,033     322,475,067   356,591,652
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
  Payable for investment securities
    purchased                                  50,973,247     8,074,558      5,926,101      5,637,653       3,430,624     5,854,342
  Payable for shares of beneficial
    interest redeemed                           1,764,694    20,643,003        416,734        245,143       5,079,132       517,840
  Accrued investment management fees              751,328       314,724         62,844        163,372         211,625       256,695
  Bank overdraft                                       --            --        257,546             --              --            --
  Accrued expenses                                216,015        96,500         34,320         53,425          70,053        70,933
------------------------------------------------------------------------------------------------------------------------------------
      Total Liabilities                        53,705,284    29,128,785      6,697,545      6,099,593       8,791,434     6,699,810
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                 $1,182,721,111  $448,795,664   $116,915,274   $264,513,440    $313,683,633  $349,891,842
====================================================================================================================================
NET ASSETS CONSIST OF:
  Paid-in capital                          $1,712,194,119  $787,284,174   $159,265,092   $293,444,481    $375,911,771  $583,727,784
  Undistributed net investment
    income (accumulated loss)                    (464,696)   (3,337,747)       105,039      2,560,367      (2,382,104)     (943,997)
  Undistributed net realized gain
    (accumulated loss)                       (425,244,923) (334,907,997)   (32,568,367)   (22,827,280)    (43,971,011) (212,623,177)
  Net unrealized depreciation                (103,763,389)     (242,766)    (9,886,490)    (8,664,128)    (15,875,023)  (20,268,768)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                 $1,182,721,111  $448,795,664   $116,915,274   $264,513,440    $313,683,633  $349,891,842
====================================================================================================================================
CLASS O
NET ASSET VALUE PER SHARE                         $ 30.00      $  14.19      $    8.64       $  11.83        $  14.84      $  25.23
====================================================================================================================================
CLASS S
NET ASSET VALUE PER SHARE                         $ 30.00      $  14.19      $    8.68       $  12.02        $  14.83      $  25.22
====================================================================================================================================
  Shares of beneficial interest
    outstanding--Note 6
CLASS O                                        39,424,295    31,615,842     13,534,698     22,362,049      21,139,653    13,868,921
====================================================================================================================================
CLASS S                                               300           624          1,044            800             599           351
====================================================================================================================================
*Identified cost                           $1,269,372,300  $474,113,615   $126,883,789   $272,880,112    $337,913,648  $364,702,692
====================================================================================================================================

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
STATEMENTS OF OPERATIONS (UNAUDITED)

FOR THE SIX MONTHS ENDED JUNE 30, 2002
================================================================================

                                                              AMERICAN      AMERICAN
                                                                SMALL        INCOME                      AMERICAN        AMERICAN
                                              AMERICAN       CAPITALIZA-       AND        AMERICAN        MIDCAP         LEVERAGED
                                               GROWTH           TION         GROWTH       BALANCED        GROWTH          ALLCAP
                                              PORTFOLIO       PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO       PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Income:
    Interest                                  $   150,014   $   299,216 $       32,339  $   3,328,878   $    110,448    $   257,702
    Dividends                                   4,957,156       238,426        564,015        413,213        465,296        658,599
------------------------------------------------------------------------------------------------------------------------------------
      Total Income                              5,107,170       537,642        596,354      3,742,091        575,744        916,301
------------------------------------------------------------------------------------------------------------------------------------
  Expenses:
    Management fees-- Note 3(a)                 5,180,169     2,147,394        418,881        924,541      1,367,499      1,717,876
    Custodian fees                                162,605        76,130         33,685         48,815         66,590         63,185
    Transfer agent fees                            25,514        12,134          3,916         15,606         13,122         11,601
    Professional fees                              15,011         8,961          7,094          7,155          7,645          7,707
    Trustees' fees                                  1,488         1,488          1,488          1,488          1,488          1,488
    Miscellaneous                                 161,563        83,271         24,614         26,490         48,016         49,055
------------------------------------------------------------------------------------------------------------------------------------
      Total Expenses                            5,546,350     2,329,378        489,678      1,024,095      1,504,360      1,850,912
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                     (439,180)   (1,791,736)       106,676      2,717,996       (928,616)      (934,611)
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
    Net realized loss on investments         (106,259,049)  (17,617,172)   (16,533,839)    (9,155,100)    (7,523,354)   (44,694,619)
    Net change in unrealized appreciation
      (depreciation) on investments          (167,697,640)  (55,426,790)    (9,479,276)   (14,860,082)   (51,587,827)   (43,426,045)
------------------------------------------------------------------------------------------------------------------------------------
    Net realized and unrealized loss
      on investments                         (273,956,689)  (73,043,962)   (26,013,115)   (24,015,182)   (59,111,181)   (88,120,664)
------------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN
  NET ASSETS RESULTING
  FROM OPERATIONS                           $(274,395,869) $(74,835,698)  $(25,906,439)  $(21,297,186)  $(60,039,797)  $(89,055,275)
====================================================================================================================================

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

FOR THE SIX MONTHS ENDED JUNE 30, 2002
================================================================================

                                                                           AMERICAN
                                                             AMERICAN       INCOME                        AMERICAN       AMERICAN
                                             AMERICAN          SMALL          AND          AMERICAN        MIDCAP        LEVERAGED
                                              GROWTH      CAPITALIZATION    GROWTH         BALANCED        GROWTH         ALLCAP
                                             PORTFOLIO       PORTFOLIO     PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)              $     (439,180)  $ (1,791,736)  $    106,676   $  2,717,996   $   (928,616)  $   (934,611)
Net realized loss on investments            (106,259,049)   (17,617,172)   (16,533,839)    (9,155,100)    (7,523,354)   (44,694,619)
Net change in unrealized appreciation
  (depreciation) on investments             (167,697,640)   (55,426,790)    (9,479,276)   (14,860,082)   (51,587,827)   (43,426,045)
-----------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets
  resulting from operations                 (274,395,869)   (74,835,698)   (25,906,439)   (21,297,186)   (60,039,797)   (89,055,275)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends to shareholders--Class O:
  Net investment income                         (477,437)            --       (754,704)    (4,212,264)            --        (28,241)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from shares of
  beneficial interest transactions:
  Class O                                    (82,742,376)     6,257,062       (439,920)    65,054,352     18,698,444     (4,243,662)
  Class S                                         10,000         10,000         10,000         10,000         10,000         10,000
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from
  shares of beneficial interest
  transactions--Note 6                       (82,732,376)     6,267,062       (429,920)    65,064,352     18,708,444     (4,233,662)
-----------------------------------------------------------------------------------------------------------------------------------
    Total increase (decrease)               (357,605,682)   (68,568,636)   (27,091,063)    39,554,902    (41,331,353)   (93,317,178)
Net Assets
  Beginning of period                      1,540,326,793    517,364,300    144,006,337    224,958,538    355,014,986    443,209,020
-----------------------------------------------------------------------------------------------------------------------------------
  End of period                           $1,182,721,111   $448,795,664   $116,915,274   $264,513,440   $313,683,633   $349,891,842
===================================================================================================================================
  Undistributed net investment income
    (accumulated loss)                    $     (464,696)  $ (3,337,747)  $    105,039   $  2,560,367   $ (2,382,104)  $   (943,997)
===================================================================================================================================



THE ALGER AMERICAN FUND
STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2001
================================================================================

                                                                           AMERICAN
                                                             AMERICAN       INCOME                        AMERICAN       AMERICAN
                                              AMERICAN         SMALL          AND          AMERICAN        MIDCAP        LEVERAGED
                                               GROWTH     CAPITALIZATION    GROWTH         BALANCED        GROWTH         ALLCAP
                                              PORTFOLIO      PORTFOLIO     PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)              $      483,689   $ (1,546,011)  $    748,553   $  4,056,867   $ (1,453,488)  $     18,855
Net realized loss on investments            (314,946,973)  (254,851,957)   (14,473,539)   (12,740,137)   (35,444,595)  (141,288,267)
Net change in unrealized appreciation
  (depreciation) on investments               88,906,506     47,220,896    (10,058,421)     6,282,853     12,675,355     58,822,151
-----------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting
  from operations                           (225,556,778)  (209,177,072)   (23,783,407)    (2,400,417)   (24,222,728)   (82,447,261)
Dividends to shareholders--Class O:
  Net investment income                       (3,952,243)      (277,396)      (548,378)    (2,131,825)            --             --
  Net realized gains                        (214,157,676)            --    (10,381,805)    (2,594,824)  (133,539,477)   (15,500,392)
Net increase from
  shares of beneficial interest
  transactions--Note 6                       174,056,675     26,448,426     27,936,637    116,191,618    180,043,264     64,639,587
-----------------------------------------------------------------------------------------------------------------------------------
    Total increase (decrease)               (269,610,022)  (183,006,042)    (6,776,953)   109,064,552     22,281,059    (33,308,066)
Net Assets
  Beginning of year                        1,809,936,815    700,370,342    150,783,290    115,893,986    332,733,927    476,517,086
-----------------------------------------------------------------------------------------------------------------------------------
  End of year                             $1,540,326,793   $517,364,300   $144,006,337   $224,958,538   $355,014,986   $443,209,020
===================================================================================================================================
  Undistributed net investment income
    (accumulated loss)                    $      451,921   $ (1,546,011)  $    753,067   $  4,054,635   $ (1,453,488)  $     18,855
===================================================================================================================================

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

JUNE 30, 2002
================================================================================

NOTE 1--GENERAL:

The Alger  American  Fund (the  "Fund") is a  diversified,  open-end  registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund operates as a series company currently issuing six series of shares of beneficial interest: American Growth Portfolio, American Small Capitalization Portfolio, American Income and Growth Portfolio, American Balanced Portfolio, American MidCap Growth Portfolio and American Leveraged AllCap Portfolio (collectively the "Portfolios"). The American Growth Portfolio, American Small Capitalization Portfolio, American MidCap Growth Portfolio and American Leveraged AllCap Portfolio invest primarily in equity securities and each has an investment objective of long-term capital appreciation. The American Income and Growth Portfolio's primary investment objective is to provide a high level of dividend income by investing primarily in dividend-paying equity securities; capital appreciation is a secondary objective. The American Balanced Portfolio's investment objectives are current income and long-term capital appreciation which it seeks to achieve through investing in equity and fixed income securities. Shares of the Portfolios are available and are being marketed exclusively as a pooled funding vehicle for qualified retirement plans and for life insurance companies writing all types of variable annuity contracts and variable life insurance policies.

Each Portfolio offers Class O and Class S shares. Class S shares were first offered May 1, 2002. Each class has identical rights to assets and earnings except that only Class S shares have a plan of distribution and bear the related expenses.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES:

(a) INVESTMENT VALUATION: Investments of the Portfolios are valued on each day the New York Stock Exchange ("NYSE") is open as of the close of the NYSE (normally 4:00 p.m. Eastern time). Listed and unlisted securities for which such information is regularly reported are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and the asked price, or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Securities for which market quotations are not readily available are valued according to procedures established by the Board of Trustees to determine fair value in good faith.

Securities having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

(b) SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are recorded on a trade date basis. Resulting receivables and payables are carried at amounts which approximate fair value. Realized gains and losses from security transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

Effective January 1, 2001, premiums and discounts on debt securities purchased are amortized or accreted over the lives of the respective securities. This change in accounting policy which has been applied retroactively had no material effect on the accompanying financial statements.

(c) REPURCHASE AGREEMENTS: The Portfolios enter into repurchase agreements with approved institutions. The repurchase agreements are collateralized by U.S. Government securities, which are either received and held in physical possession by the custodian or received by such custodian in book-entry form through the Federal Reserve book-entry system. The collateral is valued on a daily basis during the term of the agreement to ensure that its value equals or exceeds the agreed-upon repurchase price to be repaid to the Portfolio. Additional collateral is obtained when necessary.

(d) LENDING OF PORTFOLIO SECURITIES: The Portfolios lend their securities to financial institutions, provided that the market value of the securities loaned will not at any time exceed one third of the Portfolio's total assets, as defined. The Portfolios earn fees on the securities loaned, which are included in interest income in the accompanying Statements of Operations. In order to protect against the risk of failure by the borrower to return the securities loaned or any delay in the delivery of such securities, the loan is collateralized by cash, letters of credit or U.S. Government securities that are maintained in an amount equal to at least 100 percent of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolios and any required additional collateral is delivered to the Portfolios on the next business day.

(e)  DIVIDENDS  TO  SHAREHOLDERS:   Dividends  and   distributions   payable  to
shareholders are recorded by the Fund on the ex-dividend date.

Dividends from net investment income are declared and paid annually.

With respect to all Portfolios, dividends from net realized gains, offset by any loss carryforward, are declared and paid annually after the end of the fiscal year in which earned.

Each class is treated separately in determining the amounts of dividends of net investment income and distributions of capital gains payable to holders of its shares.

The characterization of dividends to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Portfolios' distributions may be shown in the accompanying financial statements as either from,

THE ALGER AMERICAN FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONT'D)

JUNE 30, 2002
================================================================================

or in excess of, net investment income, net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

At December 31, 2001, the Growth Portfolio, the Small Capitalization Portfolio, the Income and Growth Portfolio, the Balanced Portfolio, the MidCap Growth Portfolio and the Leveraged AllCap Portfolio reclassified $663,089, $11,490,222, $11,412, $10,289, $3,510,946 and $1,388,994, respectively, from undistributed net investment loss to either accumulated undistributed net realized gain or paid-in capital. The reclassifications had no impact on the net asset values of the Portfolios and are designed to present the Portfolios' capital accounts on a tax basis.

(f) FEDERAL INCOME TAXES: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income, including net realized capital gains, of each Portfolio to its respective shareholders. Therefore, no federal income tax provision is required. Each Portfolio is treated as a separate entity for the purpose of determining such compliance. At December 31, 2001, the net capital loss carryforwards of the American Growth Portfolio, American Small Capitalization Portfolio, American Income and Growth Portfolio, American Balanced Portfolio, American MidCap Growth Portfolio and the American Leveraged AllCap Portfolio which may be used to offset future net realized gains, were approximately $314,947,000, $315,669,000, $15,254,000, $13,306,000,
$35,445,000 and $158,854,000, respectively, and expire in 2009.

(g) EXPENSES: The Fund accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them. Income, realized and unrealized gains and losses, and expenses of each Portfolio are allocated among the Portfolio's classes based on relative net assets, with the exception of distribution fees, which are only applicable to Class S shares.

(h) OTHER: These financial statements have been prepared using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates.

NOTE 3--INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:

(a) INVESTMENT MANAGEMENT FEES: Fees incurred by each Portfolio, pursuant to the provisions of its Investment Management Agreement (the "Agreement") with Fred Alger Management, Inc. ("Alger Management"), are payable monthly and computed based on the average daily net assets of each Portfolio at the following annual rates:

American Growth Portfolio ...............................................  .750%
American Small Capitalization Portfolio .................................  .850
American Income and Growth Portfolio ....................................  .625
American Balanced Portfolio .............................................  .750
American MidCap Growth Portfolio ........................................  .800
American Leveraged AllCap Portfolio .....................................  .850

Each Agreement further provides that if in any fiscal year the aggregate expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, of the American Growth Portfolio exceed 1.50%; the American Small Capitalization Portfolio exceed 1.50%; the American Income and Growth Portfolio exceed 1.25%; the American Balanced Portfolio exceed 1.25%; the American MidCap Growth Portfolio exceed 1.50% and the American Leveraged AllCap Portfolio exceed 1.50% of the average daily net assets of the applicable Portfolio, Alger Management will reimburse that Portfolio for the excess expenses.

(b) DISTRIBUTION FEES: Class S shares--The Fund has adopted a Distribution Plan pursuant to which Class S shares of each Portfolio pay Fred Alger & Company, Incorporated, the Fund's distributor (the "Distributor"), a fee at the annual rate of .25% of the respective average daily net assets of the Class S shares of the designated Portfolios to compensate the Distributor for its activities and expenses incurred in distributing the Class S shares. The fees charged may be more or less than the expenses incurred by the Distributor.

(c) BROKERAGE COMMISSIONS: During the six months ended June 30, 2002, the American Growth Portfolio, American Small Capitalization Portfolio, American Income and Growth Portfolio, American Balanced Portfolio, American MidCap Growth Portfolio and the American Leveraged AllCap Portfolio paid the Distributor $2,848,381, $625,948, $329,923, $238,669, $995,183 and $728,854, respectively, in connection with securities transactions.

(d) TRANSFER AGENCY FEES: The Fund has entered into a transfer agency agreement with Alger Shareholder Services, Inc. ("Services"), an affiliate of Alger Management, whereby Services will act as transfer agent for the Fund.

(e) Certain trustees and officers of the Fund are directors and officers of Alger Management, the Distributor and Services.

THE ALGER AMERICAN FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONT'D)

JUNE 30, 2002
================================================================================

NOTE 4--SECURITIES TRANSACTIONS:

Purchases and sales of securities, other than short-term securities, for the six months ended June 30, 2002, were as follows:

                                                  PURCHASES            SALES
                                                --------------    --------------
American Growth Portfolio ...................   $1,383,416,041    $1,442,772,988
American Small Capitalization Portfolio .....      324,035,532       383,815,846
American Income and Growth Portfolio ........      169,281,493       155,609,230
American Balanced Portfolio .................      217,226,291       150,404,131
American MidCap Growth Portfolio ............      549,563,899       517,896,735
American Leveraged AllCap Portfolio .........      392,594,804       383,632,008

NOTE 5--LINE OF CREDIT:

The American Leveraged AllCap Portfolio has a line of credit with its custodian bank whereby it may borrow up to one-third of the value of its assets, as defined, up to a maximum of $25,000,000. Such borrowings have a variable interest rate and are payable on demand. To the extent American Leveraged AllCap Portfolio borrows under this line, it must pledge securities with a total value of at least twice the amount borrowed. At June 30, 2002, the American Leveraged AllCap Portfolio had no such borrowings.

NOTE 6--SHARE CAPITAL:

The Fund has an unlimited number of authorized shares of beneficial interest of $.001 par value.

During the six months ended June 30, 2002, transactions of shares of beneficial interest were as follows:

                                                   SHARES            AMOUNT
                                               --------------    --------------
American Growth Portfolio:
  Class O:
    Shares sold .............................       8,913,678    $  306,463,728
    Dividends reinvested ....................          14,767           477,437
                                               --------------    --------------
                                                    8,928,445       306,941,165
    Shares redeemed .........................     (11,389,397)     (389,683,541)
                                               --------------    --------------
    Net decrease ............................      (2,460,952)   $  (82,742,376)
                                               ==============    ==============
  Class S*:
    Shares sold .............................             300    $       10,000
                                               ==============    ==============

                                                   SHARES            AMOUNT
                                               --------------    --------------
American Small Capitalization Portfolio:
  Class O:
    Shares sold .............................     103,825,997    $1,639,025,198
    Shares redeemed .........................    (103,468,752)   (1,632,768,136)
                                               --------------    --------------
    Net increase ............................         357,245    $    6,257,062
                                               ==============    ==============
   Class S*:
     Shares sold ............................             624    $       10,000
                                               ==============    ==============

                                                   SHARES            AMOUNT
                                               --------------    --------------
American Income and Growth Portfolio:
  Class O:
    Shares sold .............................       1,154,816    $   11,534,459
    Dividends reinvested ....................          81,064           754,704
                                               --------------    --------------
                                                    1,235,880        12,289,163
    Shares redeemed .........................      (1,323,390)      (12,729,083)
                                               --------------    --------------
    Net decrease ............................         (87,510)   $     (439,920)
                                               ==============    ==============
   Class S*:
     Shares sold ............................           1,044    $       10,000
                                               ==============    ==============

                                                   SHARES            AMOUNT
                                               --------------    --------------
American Balanced Portfolio:
  Class O:
    Shares sold .............................       6,151,288    $   77,551,934
    Dividends reinvested ....................         345,834         4,212,264
                                               --------------    --------------
                                                    6,497,122        81,764,198
    Shares redeemed .........................      (1,338,276)      (16,709,846)
                                               --------------    --------------
    Net increase ............................       5,158,846    $   65,054,352
                                               ==============    ==============
   Class S*:
     Shares sold ............................             800    $       10,000
                                               ==============    ==============

                                                   SHARES            AMOUNT
                                               --------------    --------------
American MidCap Growth Portfolio:
  Class O:
    Shares sold .............................      25,012,897    $  416,885,526
    Shares redeemed .........................     (23,968,685)     (398,187,082)
                                               --------------    --------------
    Net increase ............................       1,044,212    $   18,698,444
                                               ==============    ==============
  Class S*:
     Shares sold ............................             599    $       10,000
                                               ==============    ==============

                                                   SHARES            AMOUNT
                                               --------------    --------------
American Leveraged AllCap Portfolio:
  Class O:
    Shares sold .............................       2,810,049    $   82,003,442
    Dividends reinvested ....................           1,029            28,241
                                               --------------    --------------
                                                    2,811,078        82,031,683
    Shares redeemed .........................      (2,991,208)      (86,275,345)
                                               --------------    --------------
    Net decrease ............................        (180,130)   $   (4,243,662)
                                               ==============    ==============
Class S*:
  Shares sold ...............................             351    $       10,000
                                               ==============    ==============

* Initially offered May 1, 2002.

THE ALGER AMERICAN FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONT'D)

JUNE 30, 2002
================================================================================

During the year ended December 31, 2001, transactions of shares of beneficial interest were as follows:

                                                   SHARES            AMOUNT
                                               --------------    --------------
American Growth Portfolio:
  Shares sold ...............................      25,229,864    $1,005,776,731
  Dividends reinvested ......................       5,175,810       218,109,919
                                               --------------    --------------
                                                   30,405,674     1,223,886,650
  Shares redeemed ...........................     (26,808,045)   (1,049,829,975)
                                               --------------    --------------
    Net increase ............................       3,597,629    $  174,056,675
                                               ==============    ==============

                                                   SHARES            AMOUNT
                                               --------------    --------------
American Small Capitalization Portfolio:
  Shares sold ...............................     165,361,389    $2,860,605,803
  Dividends reinvested ......................          14,560           277,396
                                               --------------    --------------
                                                  165,375,949     2,860,883,199
  Shares redeemed ...........................    (163,932,105)   (2,834,434,773)
                                               --------------    --------------
    Net increase ............................       1,443,844    $   26,448,426
                                               ==============    ==============

                                                   SHARES            AMOUNT
                                               --------------    --------------
American Income and Growth Portfolio:
  Shares sold ...............................       3,790,717    $   43,956,026
  Dividends reinvested ......................         932,610        10,930,183
                                               --------------    --------------
                                                    4,723,327        54,886,209
  Shares redeemed ...........................      (2,474,706)      (26,949,572)
                                               --------------    --------------
    Net increase ............................       2,248,621    $   27,936,637
                                               ==============    ==============

                                                   SHARES            AMOUNT
                                               --------------    --------------
American Balanced Portfolio:
  Shares sold ...............................      10,427,638    $  137,648,938
  Dividends reinvested ......................         348,830         4,726,649
                                               --------------    --------------
                                                   10,776,468       142,375,587
  Shares redeemed ...........................      (1,990,212)      (26,183,969)
                                               --------------    --------------
    Net increase ............................       8,786,256    $  116,191,618
                                               ==============    ==============

                                                   SHARES            AMOUNT
                                               --------------    --------------
American MidCap Growth Portfolio:
  Shares sold ...............................      38,858,967    $  837,277,732
  Dividends reinvested ......................       7,118,309       133,539,477
                                               --------------    --------------
                                                   45,977,276       970,817,209
  Shares redeemed ...........................     (36,749,060)     (790,773,945)
                                               --------------    --------------
    Net increase ............................       9,228,216    $  180,043,264
                                               ==============    ==============

                                                   SHARES            AMOUNT
                                               --------------    --------------
American Leveraged AllCap Portfolio:
  Shares sold ...............................       7,085,585    $  233,714,872
  Dividends reinvested ......................         442,363        15,500,392
                                               --------------    --------------
                                                    7,527,948       249,215,264
  Shares redeemed ...........................      (5,759,670)     (184,575,677)
                                               --------------    --------------
    Net increase ............................       1,768,278    $   64,639,587
                                               ==============    ==============

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS:

     The tax character of distributions paid during the six months ended June 30, 2002 and the year ended December 31, 2001 was:

                                                         SIX
                                                        MONTHS         YEAR
                                                        ENDED          ENDED
                                                       JUNE 30,     DECEMBER 31,
                                                         2002           2001
                                                     ------------   ------------
American Growth Portfolio
Distributions paid from:
  Ordinary Income ................................   $    477,437   $  3,952,243
  Long-term capital gain .........................             --    214,157,676
                                                     ------------   ------------
  Total distributions paid .......................   $    477,437   $218,109,919
                                                     ============   ============
American Small Capitalization Portfolio
Distributions paid from:
  Ordinary Income ................................             --   $    277,396
  Long-term capital gain .........................             --             --
                                                     ------------   ------------
  Total distributions paid .......................             --   $    277,396
                                                     ============   ============
American Income and Growth Portfolio
Distributions paid from:
  Ordinary Income ................................   $    754,704   $  8,798,984
  Long-term capital gain .........................             --      2,131,199
                                                     ------------   ------------
  Total distributions paid .......................   $    754,704   $ 10,930,183
                                                     ============   ============
American Balanced Portfolio
Distributions paid from:
  Ordinary Income ................................   $  4,212,264   $  2,131,825
  Long-term capital gain .........................             --      2,594,824
                                                     ------------   ------------
  Total distributions paid .......................   $  4,212,264   $  4,726,649
                                                     ============   ============
American MidCap Growth Portfolio
Distributions paid from:
  Ordinary Income ................................             --   $ 22,532,199
  Long-term capital gain .........................             --    111,007,278
                                                     ------------   ------------
  Total distributions paid .......................             --   $133,539,477
                                                     ============   ============
American Leveraged AllCap Portfolio
Distributions paid from:
  Ordinary Income ................................   $     28,241   $         --
  Long-term capital gain .........................             --     15,500,392
                                                     ------------   ------------
  Total distributions paid .......................   $     28,241   $ 15,500,392
                                                     ============   ============

THE ALGER AMERICAN FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONT'D)

JUNE 30, 2002
================================================================================

     As of June 30, 2002 the components of distributable earnings on a tax basis were as follows:

American Growth Portfolio
Undistributed ordinary income ..................................             --
Undistributed long-term gain ...................................             --
Capital loss carryforward ......................................  $(421,206,022)
Unrealized appreciation (depreciation) .........................   (103,763,389)

American Small Capitalization Portfolio
Undistributed ordinary income ..................................             --
Undistributed long-term gain ...................................             --
Capital loss carryforward ......................................  $(333,285,738)
Unrealized appreciation (depreciation) .........................       (242,766)

American Income and Growth Portfolio
Undistributed ordinary income ..................................  $     105,039
Undistributed long-term gain ...................................             --
Capital loss carryforward ......................................    (31,788,068)
Unrealized appreciation (depreciation) .........................     (9,886,490)

American Balanced Portfolio
Undistributed ordinary income ..................................  $   2,560,367
Undistributed long-term gain ...................................             --
Capital loss carryforward ......................................    (22,461,537)
Unrealized appreciation (depreciation) .........................     (8,664,128)

American MidCap Growth Portfolio
Undistributed ordinary income ..................................             --
Undistributed long-term gain ...................................             --
Capital loss carryforward ......................................  $ (42,967,949)
Unrealized appreciation (depreciation) .........................    (15,875,023)

American Leveraged AllCap Portfolio
Undistributed ordinary income ..................................             --
Undistributed long-term gain ...................................             --
Capital loss carryforward ......................................  $(203,548,395)
Unrealized appreciation (depreciation) .........................    (20,268,768)

     The difference between book basis and tax-basis undistributed long-term gain is attributable primarily to the tax deferral of losses on wash sales and net short-term capital gains taxed as ordinary income.

30